UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5225
Oppenheimer Quest for Value Funds
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/29/2011

Item 1. Reports to Stockholders.
April 30, 2011 Oppenheimer Management Global Al ocation Commentary and Fund* Semiannual Report MANAGEMENTCOMMNTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUALREPORT Listing of Top Holdings Financial Statements *Prior to August 16, 2010, the Fund was named “Oppenheimer Quest Balanced FundSM”

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Metals & Mining	7.7%
Oil, Gas & Consumable Fuels	4.5
Beverages	2.9
Software	2.7
Food & Staples Retailing	2.2
Communications Equipment	2.0
IT Services	1.9
Health Care Equipment & Supplies	1.9
Pharmaceuticals	1.9
Textiles, Apparel & Luxury Goods	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets.

Top Ten Common Stock Holdings

Infosys Technologies Ltd.	0.8%
Impala Platinum Holdings Ltd.	0.7
America Movil SAB de CV, ADR, Series L	0.7
Vale SA, Sponsored ADR, Preference	0.6
Telefonaktiebolaget LM Ericsson, B Shares	0.6
Autonomy Corp. plc	0.6
NHN Corp.	0.6
QUALCOMM, Inc.	0.6
Petroleo Brasileiro SA, Sponsored ADR	0.5
Oracle Corp.	0.5
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets. For more current Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
10 | OPPENHEIMER GLOBAL ALLOCATION FUND

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on the total market value of investments.
11 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. Prior to August 16, 2010, the Fund was managed by a sub-adviser, Oppenheimer Capital LLC, which is not affiliated with OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER GLOBAL ALLOCATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER GLOBAL ALLOCATION FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2010	April 29, 2011	April 29, 2011

Actual
Class A	$1,000.00	$1,097.90	$7.01
Class B	1,000.00	1,093.10	11.41
Class C	1,000.00	1,094.20	10.74
Class N	1,000.00	1,096.80	8.25
Class Y	1,000.00	1,099.80	5.35

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.00	6.74
Class B	1,000.00	1,013.81	10.98
Class C	1,000.00	1,014.45	10.33
Class N	1,000.00	1,016.82	7.94
Class Y	1,000.00	1,019.58	5.14
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 29, 2011 are as follows:

Class	Expense Ratios

Class A	1.35%
Class B	2.20
Class C	2.07
Class N	1.59
Class Y	1.03
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS April 29, 2011* / Unaudited

	Shares	Value

Common Stocks—64.0%
Consumer Discretionary—6.8%
Auto Components—0.1%
Johnson Controls, Inc.	39,900	$1,635,900
Automobiles—0.3%
Bayerische Motoren Werke (BMW) AG	45,968	4,324,117
PT Astra International Tbk	490,000	3,212,693

		7,536,810

Distributors—0.1%
CFAO	74,910	3,012,377
Diversified Consumer Services—0.6%
Ambow Education Holding Ltd., ADR[1]	49,310	359,963
Anhanguera Educacional Participacoes SA	92,200	2,058,852
Benesse Holdings, Inc.	44,500	1,856,902
Dignity plc	170,898	2,188,036
Estacio Participacoes SA	165,600	2,416,842
Kroton Educacional SA1	1,000	12,967
MegaStudy Co. Ltd.	20,158	2,864,800
New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	11,370	1,417,157
Zee Learn Ltd.[1]	141,041	72,810

		13,248,329

Hotels, Restaurants & Leisure—0.9%
Carnival Corp.	84,300	3,209,301
Ctrip.com International Ltd., ADR[1]	42,020	2,047,214
Gaylord Entertainment Co., Cl. A1	7,917	283,983
Jollibee Foods Corp.	831,430	1,835,322
McDonald’s Corp.	100,145	7,842,355
William Hill plc	1,129,646	4,231,501
Yum! Brands, Inc.	62,250	3,339,090

		22,788,766

Household Durables—0.3%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	246,100	2,607,734
SEB SA	40,030	4,400,543

		7,008,277
15 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Internet & Catalog Retail—0.4%
Amazon.com, Inc.[1]	13,406	$2,634,279
B2W Companhia Global do Varejo	189,200	2,642,210
B2W Companhia Global do Varejo, Subscription Receipts[1]	45,463	636,632
DeNA Co. Ltd	103,300	3,881,186

		9,794,307

Media—1.2%
Grupo Televisa SA, Sponsored GDR[1]	273,550	6,488,606
IBN18 Broadcast Ltd.[1]	112,545	241,050
McGraw-Hill Cos., Inc. (The)	5,513	223,111
Network 18 Media & Investments Ltd.[1]	4,765	17,362
SES, FDR	99,020	2,600,347
Television Eighteen India Ltd.[1]	147,004	269,970
Time Warner Cable, Inc.	52,568	4,107,138
Vivendi SA	79,480	2,493,940
Walt Disney Co. (The)	127,196	5,482,148
Zee Entertainment Enterprises Ltd.	2,088,349	6,364,470

		28,288,142

Multiline Retail—0.2%
Lojas Americanas SA, Preference	395,700	3,521,358
Pinault-Printemps-Redoute SA	13,300	2,378,694

		5,900,052

Specialty Retail—0.9%
Bed Bath & Beyond, Inc.[1]	14,166	794,996
Hennes & Mauritz AB, Cl. B	28,948	1,022,830
Industria de Diseno Textil SA	89,968	8,067,337
Limited Brands, Inc.	80,200	3,301,032
O’Reilly Automotive, Inc[1]	29,131	1,720,477
Tiffany & Co.[2]	57,683	4,005,508
TJX Cos., Inc. (The)	41,833	2,243,085

		21,155,265

Textiles, Apparel & Luxury Goods—1.8%
Burberry Group plc	406,628	8,795,738
Coach, Inc.	89,444	5,349,646
Compagnie Financiere Richemont SA, Cl. A	57,658	3,726,107
Li Ning Co. Ltd.	714,000	1,222,752
Luxottica Group SpA	110,460	3,646,824
16 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Textiles, Apparel & Luxury Goods Continued
LVMH Moet Hennessy Louis Vuitton SA	39,880	$7,162,038
Nike, Inc., Cl. B	54,241	4,465,119
Polo Ralph Lauren Corp., Cl. A2	28,683	3,750,876
Swatch Group AG (The), Cl. B	11,801	5,805,001

		43,924,101

Consumer Staples—8.1%
Beverages—2.9%
Anadolu Efes Biracilik ve Malt Sanayii AS	99,061	1,524,015
Anheuser-Busch InBev NV, Sponsored ADR	19,160	1,225,665
Brown-Forman Corp., Cl. B	27,150	1,950,999
C&C Group plc	1,318,236	6,755,679
Carlsberg AS, Cl. B	75,356	8,949,750
Coca-Cola Co. (The)	75,580	5,098,627
Companhia de Bebidas das Americas, Sponsored ADR, Preference	126,600	4,124,628
Diageo plc	255,241	5,192,817
East African Breweries Ltd.	63,073	155,129
Fomento Economico Mexicano SA de CV, Sponsored ADR	146,820	9,234,978
Fomento Economico Mexicano SA de CV, UBD	1,022,594	6,430,465
Grupo Modelo SA de CV, Series C	547,599	3,470,152
Heineken NV	30,460	1,823,359
Nigerian Breweries plc	1,509,169	843,925
Pernod-Ricard SA	52,190	5,245,669
SABMiller plc	222,530	8,305,661

		70,331,518

Food & Staples Retailing—2.2%
Almacenes Exito SA	34,089	520,384
BIM Birlesik Magazalar AS	83,950	2,925,279
Cencosud SA	298,804	2,359,802
China Resources Enterprise Ltd.	772,000	3,111,360
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	122,100	5,550,666
Costco Wholesale Corp.	60,357	4,884,088
CP ALL PCL	169,500	246,527
Dairy Farm International Holdings Ltd.	165,228	1,460,616
Magnit	67,132	8,934,273
17 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food & Staples Retailing Continued
Shinsegae Co. Ltd.	32,391	$8,139,307
Shoppers Drug Mart Corp.	112,753	4,909,817
Wal-Mart de Mexico SAB de CV, Series V	2,364,603	7,394,712
Woolworths Ltd.	91,424	2,656,550

		53,093,381

Food Products—1.4%
Alicorp SA	21,600	40,502
Aryzta AG	86,348	4,811,530
Barry Callebaut AG	7,044	6,730,481
General Mills, Inc.	43,038	1,660,406
Nestle SA	96,010	5,960,390
Nestle SA, Sponsored ADR	44,225	2,750,795
Tingyi Holding Corp. (Cayman Islands)	782,000	2,074,257
Unilever NV CVA	57,134	1,880,349
Unilever NV, NY Shares	66,241	2,185,953
Unilever plc	157,689	5,115,121
Want Want China Holdings Ltd.	613,000	552,284

		33,762,068

Household Products—0.8%
Colgate-Palmolive Co.	70,176	5,919,346
Hindustan Unilever Ltd.	926,201	5,974,274
Reckitt Benckiser Group plc	78,850	4,377,921
Unilever Indonesia Tbk	1,231,000	2,199,241

		18,470,782

Personal Products—0.6%
Colgate-Palmolive (India) Ltd.	135,017	2,761,566
Dabur India Ltd.	538,383	1,235,498
Godrej Consumer Products Ltd.	55,785	474,642
L’Oreal SA	17,700	2,244,386
Marico Ltd.	556,508	1,770,278
Natura Cosmeticos SA	167,000	4,686,658
Oriflame Cosmetics SA	18,371	1,037,662

		14,210,690
18 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Tobacco—0.2%
Eastern Tobacco Co.	19,635	$340,402
Philip Morris International, Inc.	56,003	3,888,848

		4,229,250

Energy—5.9%
Energy Equipment & Services—1.4%
Baker Hughes, Inc.[2]	44,210	3,422,296
Eurasia Drilling Co. Ltd., GDR[3]	5,990	202,579
Eurasia Drilling Co. Ltd., GDR[3,4]	1,500	50,729
Halliburton Co.	116,029	5,857,144
Saipem SpA	45,124	2,561,805
Schlumberger Ltd.[2]	79,201	7,108,290
Schoeller-Bleckmann Oilfield Equipment AG	30,293	3,068,111
Technip SA	51,550	5,815,075
Tenaris SA, ADR	122,170	6,205,014

		34,291,043

Oil, Gas & Consumable Fuels—4.5%
BG Group plc	372,440	9,581,413
Cairn Energy plc[1]	1,188,680	8,972,481
Cameco Corp.[2]	13,950	411,246
Chevron Corp.	72,702	7,956,507
China Shenhua Energy Co. Ltd.	1,086,000	5,086,517
CNOOC Ltd.	3,415,000	8,502,244
ConocoPhillips	117,298	9,258,331
DNO International ASA[1]	834,000	1,251,016
EOG Resources, Inc.[2]	55,551	6,272,263
Exxon Mobil Corp.	58,943	5,186,984
Marathon Oil Corp.	61,013	3,297,143
NovaTek OAO, Sponsored GDR[3,4]	19,500	2,739,750
NovaTek OAO, Sponsored GDR[3]	47,500	6,673,750
Occidental Petroleum Corp.[2]	73,046	8,348,427
Peabody Energy Corp.	45,500	3,040,310
PetroChina Co. Ltd.	436,000	633,668
Petroleo Brasileiro SA, Sponsored ADR	377,900	12,610,523
Stans Energy Corp.[1]	2,326	4,696
19 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Tsakos Energy Navigation Ltd.	55,000	$571,450
Tullow Oil plc	274,040	6,559,419
Uranium Energy Corp.[1]	130,450	453,966
Uranium One, Inc.	80,471	335,101

		107,747,205

Financials—5.9%
Capital Markets—1.3%
3i Group plc	302,839	1,416,871
Bank of New York Mellon Corp.	60,760	1,759,610
BinckBank NV	355,861	6,433,065
Charles Schwab Corp. (The)	48,840	894,260
Collins Stewart plc	1,212,907	1,717,009
Egyptian Financial Group-Hermes Holding SAE	344,630	1,013,549
Goldman Sachs Group, Inc. (The)	10,885	1,643,744
ICAP plc	1,036,380	8,975,797
Swissquote Group Holding SA	28,712	1,842,215
T. Rowe Price Group, Inc.	28,176	1,810,308
Tullett Prebon plc	417,870	2,944,090

		30,450,518

Commercial Banks—1.8%
Banco Davivienda SA	39,215	465,605
Banco Santander Chile SA	16,975,636	1,499,770
Bancolombia SA, Sponsored ADR	39,850	2,640,063
Commercial International Bank	359,046	1,655,463
Credicorp Ltd.	22,930	2,213,204
Grupo Financiero Inbursa SA de CV	476,421	2,493,495
HDFC Bank Ltd., ADR	23,500	4,044,350
ICICI Bank Ltd., Sponsored ADR	140,940	7,103,376
PNC Financial Services Group, Inc.	20,510	1,278,593
PT Bank Central Asia Tbk	1,398,000	1,207,987
Siam Commercial Bank Public Co. Ltd.	661,100	2,569,099
Standard Bank Group Ltd.	304,349	4,776,402
Standard Chartered plc	33,370	924,715
Turkiye Garanti Bankasi AS	434,512	2,251,121
U.S. Bancorp	97,558	2,518,948
Wells Fargo & Co.	209,651	6,102,941

		43,745,132
20 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Consumer Finance—0.2%
American Express Co.	95,006	$4,662,894
Diversified Financial Services—1.1%
Bank of America Corp.	90,098	1,106,403
BM&F BOVESPA SA	1,000,400	7,509,995
Haci Omer Sabanci Holding AS	852,417	4,561,916
Hong Kong Exchanges & Clearing Ltd.	173,500	3,958,693
IntercontinentalExchange, Inc.[1]	7,539	907,319
JPMorgan Chase & Co.	169,757	7,746,012
JSE Ltd.	24,821	248,134

		26,038,472

Insurance—0.7%
AIA Group Ltd.[1]	1,136,600	3,827,084
AMP Ltd.	191,389	1,149,597
Chubb Corp.	41,278	2,690,913
Prudential Financial, Inc.	78,920	5,005,106
Prudential plc	326,640	4,217,490

		16,890,190

Real Estate Management & Development—0.5%
Hang Lung Group Ltd.	345,500	2,335,654
Hang Lung Properties Ltd.	650,570	2,898,403
Multiplan Empreendimentos Imobiliarios SA	77,900	1,628,116
SM Prime Holdings, Inc.	17,107,683	4,795,426

		11,657,599

Thrifts & Mortgage Finance—0.3%
Housing Development Finance Corp. Ltd.	545,099	8,742,806
Health Care—5.3%
Biotechnology—0.6%
Celgene Corp.[1]	28,914	1,702,456
CSL Ltd.	191,600	7,213,903
Grifols SA	328,461	6,504,515

		15,420,874

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	98,329	5,594,920
Covidien plc	46,143	2,569,704
DiaSorin SpA	79,079	3,817,203
Essilor International SA	50,940	4,264,428
21 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies Continued
Nobel Biocare Holding AG	117,592	$2,611,494
Smith & Nephew plc	228,620	2,532,150
Sonova Holding AG	31,051	3,135,613
Straumann Holding AG	11,912	3,113,645
Stryker Corp.	36,613	2,160,167
Synthes, Inc.	48,663	8,382,413
Terumo Corp.	57,000	3,178,719
William Demant Holding AS1	41,962	3,911,931

		45,272,387

Health Care Providers & Services—0.6%
Cardinal Health, Inc.	59,100	2,582,079
Diagnosticos da America	195,400	2,623,219
Express Scripts, Inc.[1]	36,891	2,093,195
Medco Health Solutions, Inc.[1]	26,089	1,547,860
Sonic Healthcare Ltd.	415,700	5,704,695

		14,551,048

Life Sciences Tools & Services—0.3%
BTG plc[1]	402,780	1,671,186
Divi’s Laboratories Ltd.	63,453	1,014,330
Mettler-Toledo International, Inc.[1]	8,677	1,626,070
Thermo Fisher Scientific, Inc.[1]	53,193	3,191,048

		7,502,634

Pharmaceuticals—1.9%
Allergan, Inc.	78,289	6,228,673
Bristol-Myers Squibb Co.	221,297	6,218,446
Cipla Ltd.	227,997	1,595,953
Johnson & Johnson	50,657	3,329,178
Merck & Co., Inc.	75,984	2,731,625
Novo Nordisk AS, Cl. B	25,688	3,247,286
Novo Nordisk AS, Sponsored ADR	21,984	2,800,542
Pfizer, Inc.	179,764	3,767,853
PT Kalbe Farma Tbk	540,000	225,420
Roche Holding AG	71,185	11,545,960
Sun Pharmaceutical Industries Ltd.	270,909	2,853,689

		44,544,625
22 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Industrials—8.9%
Aerospace & Defense—1.2%
Embraer SA	525,900	$4,161,871
Embraer SA, ADR	171,410	5,567,397
European Aeronautic Defense & Space Co.[1]	180,450	5,583,353
General Dynamics Corp.	21,310	1,551,794
Goodrich Corp.	30,992	2,738,763
Raytheon Co.	46,194	2,242,719
United Technologies Corp.	75,082	6,725,846

		28,571,743

Air Freight & Logistics—0.2%
Toll Holdings Ltd.	69,400	428,268
United Parcel Service, Inc., Cl. B	61,931	4,642,967

		5,071,235

Commercial Services & Supplies—0.9%
Aggreko plc	360,920	10,773,101
De La Rue plc	167,770	2,220,848
Edenred[1]	78,600	2,437,805
Prosegur Compania de Seguridad SA	93,440	5,708,954

		21,140,708

Construction & Engineering—0.7%
Koninklijke Boskalis Westminster NV	82,128	4,367,631
Leighton Holdings Ltd.	51,700	1,375,901
Maire Tecnimont SpA	779,753	3,268,460
Outotec OYJ	67,566	4,282,232
Trevi Finanziaria SpA	299,251	4,866,735

		18,160,959

Electrical Equipment—1.4%
ABB Ltd.	404,195	11,158,586
Ceres Power Holdings plc[1]	800,715	615,235
Emerson Electric Co.	97,054	5,897,001
Legrand SA	68,600	3,132,545
Nidec Corp.	114,800	10,028,097
Schneider Electric SA	12,530	2,214,069

		33,045,533
23 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Industrial Conglomerates—1.0%
3M Co.	26,650	$2,590,647
Enka Insaat ve Sanayi AS	1,198,215	5,246,622
General Electric Co.	173,042	3,538,709
Koninklijke Philips Electronics NV	101,651	3,014,224
Siemens AG	36,591	5,328,092
SM Investments Corp.	183,179	2,477,474
Tyco International Ltd.	42,212	2,057,413

		24,253,181

Machinery—1.8%
Aalberts Industries NV	456,985	11,560,844
Atlas Copco AB, Cl. A	138,211	4,057,730
Caterpillar, Inc.	32,125	3,707,546
Cummins, Inc.[2]	12,137	1,458,625
Danaher Corp.	53,860	2,975,226
Deere & Co.	53,655	5,231,363
Demag Cranes AG	28,942	1,544,088
Fanuc Ltd.	10,300	1,722,601
Jain Irrigation Systems Ltd.	113,825	472,781
Joy Global, Inc.	32,404	3,271,184
Parker-Hannifin Corp.	35,906	3,386,654
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares[1]	839,420	512,046
Vallourec SA	28,140	3,509,008

		43,409,696

Professional Services—0.6%
Capita Group plc	636,593	7,826,092
Experian plc	418,677	5,640,125

		13,466,217

Road & Rail—0.2%
Union Pacific Corp.	57,621	5,962,045

Trading Companies & Distributors—0.6%
Brenntag AG1	36,877	4,560,808
Bunzl plc	638,111	7,930,022
Wolseley plc	54,360	1,968,539

		14,459,369
24 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Transportation Infrastructure—0.3%
DP World Ltd.	6,377,008	$4,272,595
Koninklijke Vopak NV	54,496	2,611,998

		6,884,593

Information Technology—11.6%
Communications Equipment—2.0%
Cisco Systems, Inc.	409,605	7,192,664
High Tech Computer Corp.	207,000	9,438,472
Juniper Networks, Inc.[1]	94,939	3,639,012
QUALCOMM, Inc.	234,624	13,336,028
Telefonaktiebolaget LM Ericsson, B Shares	948,537	14,402,812

		48,008,988

Computers & Peripherals—0.7%
Apple, Inc.[1]	27,203	9,472,901
Gemalto NV	87,770	4,498,676
Hewlett-Packard Co.	47,661	1,924,075

		15,895,652

Electronic Equipment & Instruments—1.2%
Corning, Inc.	366,369	7,671,767
Hoya Corp.	208,500	4,493,145
Ibiden Co. Ltd.	34,700	1,173,154
Keyence Corp.	17,800	4,694,469
Nippon Electric Glass Co. Ltd.	155,000	2,353,672
Omron Corp.	69,300	1,906,054
Phoenix Mecano AG	6,648	5,495,168
Synnex Technology International Corp.	937,000	2,391,700

		30,179,129

Internet Software & Services—1.6%
Baidu, Inc., ADR[1]	9,230	1,370,840
eAccess Ltd.	3,318	1,564,242
eBay, Inc.[1]	78,927	2,715,089
Google, Inc., Cl. A1	11,179	6,082,494
Netease.com, Inc., ADR[1]	40,010	1,971,693
NHN Corp.[1]	69,515	13,784,293
Telecity Group plc[1]	443,410	3,892,095
25 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Internet Software & Services Continued
Tencent Holdings Ltd.	181,000	$5,182,136
United Internet AG	153,071	2,988,189

		39,551,071

IT Services—1.9%
Accenture plc, Cl. A	58,959	3,368,328
Automatic Data Processing, Inc.	72,850	3,959,398
Cognizant Technology Solutions Corp.[1]	32,905	2,727,825
Infosys Technologies Ltd.	294,669	19,368,550
International Business Machines Corp.	44,773	7,637,378
Tata Consultancy Services Ltd.	196,209	5,191,562
Visa, Inc., Cl. A2	62,098	4,851,096

		47,104,137

Office Electronics—0.2%
Canon, Inc.	100,600	4,748,435
Semiconductors & Semiconductor Equipment—1.3%
Analog Devices, Inc.	15,510	625,208
ARM Holdings plc	428,410	4,470,840
Broadcom Corp., Cl. A2	142,116	4,999,641
Epistar Corp.	1,535,000	5,107,000
Intel Corp.	97,365	2,257,894
MediaTek, Inc.	202,000	2,232,414
Taiwan Semiconductor Manufacturing Co. Ltd.	1,861,000	4,783,857
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	300,672	4,059,072
Texas Instruments, Inc.	60,688	2,156,245

		30,692,171

Software—2.7%
Autonomy Corp. plc[1]	525,370	14,128,511
Aveva Group plc	87,170	2,331,115
Compugroup Medical AG	85,775	1,416,561
Dassault Systemes SA	49,810	4,051,789
Intuit, Inc.[1]	51,396	2,855,562
Microsoft Corp.	219,931	5,722,605
Nintendo Co. Ltd.	4,300	1,025,317
Oracle Corp.[2]	336,479	12,130,068
Sage Group plc (The)	394,260	1,876,864
26 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Software Continued
SAP AG	133,034	$8,570,412
Temenos Group AG1	217,628	7,233,301
Vmware, Inc., Cl. A1	28,405	2,710,689

		64,052,794

Materials—9.0%
Chemicals—1.2%
Albemarle Corp.	11,710	826,141
Asian Paints Ltd.	22,815	1,431,697
E.I. du Pont de Nemours & Co.	64,544	3,665,454
Ecolab, Inc.	36,733	1,938,033
Filtrona plc	1,141,301	6,557,886
LyondellBasell Industries NV, Cl. A1	9,732	433,074
Monsanto Co.	15,551	1,058,090
Neo Materials Technologies, Inc.[1]	46,720	483,421
Orica Ltd.	86,600	2,523,021
Praxair, Inc.	66,872	7,116,518
Sika AG	1,445	3,688,509

		29,721,844

Construction Materials—0.1%
James Hardie Industries SE, CDI[1]	493,000	3,200,460
Metals & Mining—7.7%
Agnico-Eagle Mines Ltd.[2,3]	70,030	4,872,687
Agnico-Eagle Mines Ltd.[3]	1,408	98,098
Alacer Gold Corp.[1]	190,056	1,982,617
Alamos Gold, Inc.[2]	109,856	1,843,802
Allied Nevada Gold Corp.[1,2,3]	63,800	2,755,912
Allied Nevada Gold Corp.[1,3]	4,900	210,994
Andina Minerals, Inc.[1]	73,359	115,526
Anglo American Platinum Ltd.	62,045	6,303,734
Anglo American plc	115,160	6,002,485
AngloGold Ashanti Ltd., Sponsored ADR[2]	16,520	842,190
Antofagasta plc	46,720	1,066,784
ATAC Resources Ltd.[1]	53,457	394,931
Aura Minerals, Inc.[1]	112,211	360,536
Aurizon Mines Ltd.[1]	125,149	853,153
27 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Metals & Mining Continued
Avalon Rare Metals, Inc.[1]	2,309	$21,061
B2Gold Corp.[1]	215,394	733,043
Banro Corp.[1,3]	61,540	221,544
Banro Corp.[1,3]	95,813	347,343
Barrick Gold Corp.[2]	108,016	5,509,896
Bear Creek Mining Corp.[1]	93,694	820,930
Bear Creek Mining Corp., Legend Shares[1]	10,688	93,646
Brigus Gold Corp.[1]	95,308	153,113
Canaco Resources, Inc.[1]	234,700	1,113,780
Canaco Resources, Inc., Legend Shares[1]	10,779	51,152
Centerra Gold, Inc.[2]	59,291	1,102,913
CGA Mining Ltd.[1]	148,502	474,001
Chesapeake Gold Corp.[1]	21,366	294,921
China Gold International Resources Corp. Ltd.[1]	114,108	570,450
Claude Resources, Inc.[1]	108,623	260,608
Coeur d’Alene Mines Corp.1,2	30,560	969,058
Colossus Minerals, Inc.[1]	115,527	1,047,637
Continental Gold Ltd.[1]	62,753	560,443
Copper Mountain Mining Corp.[1]	37,107	284,337
Detour Gold Corp.[1,2]	84,569	2,858,444
Detour Gold Corp., Legend Shares[1,4]	1,505	50,869
Duluth Metals Ltd.[1]	209,584	542,705
Dundee Precious Metals, Inc.[1]	35,610	344,753
East Asia Minerals Corp.[1]	140,837	835,064
Eastmain Resources, Inc.[1]	45,392	70,044
Eldorado Gold Corp.[2,3]	178,680	3,325,641
Eldorado Gold Corp.[2,3]	56,890	1,057,016
Eldorado Gold Corp., CDI	55,500	987,324
European Goldfields Ltd.[1]	104,833	1,458,122
Exeter Resource Corp.[1,3]	94,610	493,974
Exeter Resource Corp.[1,3]	35,710	188,192
Exploration Orbite VSPA, Inc.[1]	37	175
Extorre Gold Mines Ltd.[1]	194,263	1,897,152
Extorre Gold Mines Ltd., Legend Shares[1]	57,078	557,418
First Quantum Minerals Ltd.[2]	2,791	397,728
Franco-Nevada Corp.[2]	65,854	2,611,470
Freeport-McMoRan Copper & Gold, Inc., Cl. B2	46,760	2,573,203
28 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Metals & Mining Continued
Gabriel Resources Ltd.[1]	2,501	$19,085
Gammon Gold, Inc.[1,2,3]	137,920	1,504,707
Gammon Gold, Inc.[1,3]	8,874	97,073
Gold Canyon Resources, Inc.[1]	44,565	162,500
Gold Resource Corp.[2]	25,420	766,413
Goldcorp, Inc.[2,3]	93,480	5,218,988
Goldcorp, Inc.[3]	51,610	2,885,011
Golden Minerals Co.[1,3]	12,140	242,800
Golden Minerals Co.[1,3]	8,848	177,680
Great Basin Gold Ltd.[1,3]	1,746	4,632
Great Basin Gold Ltd.[1,3]	277,430	737,964
Guyana Goldfields, Inc.[1]	51,618	510,097
Hana Mining Ltd.[1]	74,825	257,022
Hecla Mining Co.[1,2]	94,350	887,834
High River Gold Mines Ltd.[1]	208,019	268,227
IAMGOLD Corp.[2]	120,480	2,499,960
Impala Platinum Holdings Ltd.	553,020	17,271,240
International Minerals Corp.[1]	53,180	462,019
International Tower Hill Mines Ltd.[1]	66,284	641,017
International Tower Hill Mines Ltd., Legend Shares[1]	27,675	267,639
Intrepid Mines Ltd.[1]	79,736	161,806
Ivanhoe Mines Ltd.[1,2]	51,987	1,366,218
Jaguar Mining, Inc.[1,3]	2,523	14,080
Jaguar Mining, Inc.[1,2,3]	35,250	197,048
Katanga Mining Ltd.[1]	22,010	46,991
Keegan Resources, Inc.[1]	23,659	220,049
Kinross Gold Corp.[3]	155,770	2,467,397
Kinross Gold Corp.[3]	228,840	3,627,966
Kirkland Lake Gold, Inc.[1]	50,371	749,589
Lake Shore Gold Corp.[1]	411,254	1,764,721
Lake Shore Gold Corp., Legend Shares[1,4]	93,829	402,627
Lydian International Ltd.[1]	117,381	312,636
Lydian International Ltd., Legend Shares[1]	36,546	97,338
MAG Silver Corp.1[1]	70,926	859,073
Maudore Minerals Ltd.[1]	2,251	15,797
Medusa Mining Ltd.	91,700	813,268
Mercator Minerals Ltd.[1]	155,958	578,568
29 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Metals & Mining Continued
Minefinders Corp. Ltd.[1]	72,960	$1,222,810
Minera Andes, Inc.[1]	173,795	514,322
Nevsun Resources Ltd.[1]	105,624	687,675
New Gold, Inc.[1,3]	247,443	2,780,023
New Gold, Inc.[1,3]	102,700	1,150,240
Newcrest Mining Ltd.	114,830	5,246,317
Newmont Mining Corp.[2]	35,380	2,073,622
Noront Resources Ltd.[1]	122,187	108,479
Northern Dynasty Minerals Ltd.[1,2]	42,910	583,147
NovaGold Resources, Inc.[1]	45,360	582,876
Orezone Gold Corp.[1]	2,519	11,981
Orezone Gold Corp., Legend Shares[1]	29,610	140,829
Osisko Mining Corp.[1]	183,121	2,680,575
Pan American Silver Corp.[2]	30,500	1,100,440
Paramount Gold & Silver Corp.[1]	96,360	313,170
Perseus Mining Ltd.[1]	91,996	303,142
Petra Diamonds Ltd.[1]	58,520	179,368
Petropavlovsk plc	51,943	777,421
Premier Gold Mines Ltd.[1]	230,424	1,765,654
Pretium Resources, Inc.[1]	5,590	57,545
Primero Mining Corp.[1]	66,960	327,670
Quadra FNX Mining Ltd.[1]	23,086	378,931
Queenston Mining, Inc.[1]	42,759	352,502
Rainy River Resources Ltd.[1]	123,621	1,293,503
Rainy River Resources Ltd., Legend Shares[1,5]	13,486	133,511
Randgold Resources Ltd., ADR[1,2]	45,720	3,957,980
Real Gold Mining Ltd.	187,500	268,162
Rio Alto Mining Ltd.[1]	47,188	99,249
Rio Tinto plc	99,722	7,262,443
Romarco Minerals, Inc.[1]	986,327	1,876,435
Royal Gold, Inc.[2]	27,050	1,649,509
Rubicon Minerals Corp.[1,2]	380,040	1,968,607
Sabina Gold & Silver Corp.[1]	70,878	548,356
San Gold Corp.[1]	605,499	1,843,087
SEMAFO, Inc.[1]	243,829	2,071,960
Sherritt International Corp.	27,323	231,025
30 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Metals & Mining Continued
Silver Lake Resources Ltd.[1]	143,300	$329,403
Silver Standard Resources, Inc.[1,2]	25,380	881,701
Silver Wheaton Corp.[2]	89,530	3,636,709
Strategic Metals Ltd.[1]	4,946	17,512
Tahoe Resources, Inc.[1]	54,494	1,239,456
Timmins Gold Corp.[1]	90,973	230,762
Trelawney Mining & Exploration, Inc.[1]	80,175	384,711
Trelawney Mining & Exploration, Inc., Legend Shares[1,5]	37,831	181,528
US Gold Corp.[1]	142,960	1,343,824
Vale SA, Sponsored ADR, Preference	486,470	14,545,453
Victoria Gold Corp.[1]	389,284	341,495
Yamana Gold, Inc.[3]	109,245	1,392,480
Yamana Gold, Inc.[3]	55,230	701,973
Zhaojin Mining Industry Co. Ltd.	318,500	1,478,957

		184,408,229

Paper & Forest Products—0.0%
AbitibiBowater, Inc.[1]	5,078	135,684
Telecommunication Services—2.1%
Diversified Telecommunication Services—0.7%
AT&T, Inc.	82,758	2,575,429
BT Group plc	2,315,110	7,595,945
PT Telekomunikasi Indonesia Tbk	2,729,500	2,454,128
Verizon Communications, Inc.	141,953	5,362,984

		17,988,486

Wireless Telecommunication Services—1.4%
America Movil SAB de CV, ADR, Series L	301,790	17,262,388
MTN Group Ltd.	337,886	7,513,782
NII Holdings, Inc.[1]	48,960	2,035,757
Philippine Long Distance Telephone Co.	35,800	2,071,579
VimpleCom Ltd., Sponsored ADR	305,760	4,454,923

		33,338,429

Utilities—0.4%
Electric Utilities—0.1%
NextEra Energy, Inc.	37,427	2,117,245
31 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Multi-Utilities—0.3%
PG&E Corp.	50,192	$2,312,847
Public Service Enterprise Group, Inc.	62,452	2,009,081
Wisconsin Energy Corp.	80,378	2,508,597

		6,830,525

Total Common Stocks (Cost $1,331,669,498)		1,542,306,000

Preferred Stocks—0.0%
Ally Financial, Inc., 7%, Non-Vtg.[4]	512	476,288
GMAC Capital Trust I, 8.125% Cum.[1]	5,000	129,800

Total Preferred Stocks (Cost $566,420)		606,088

	Units

Rights, Warrants and Certificates—0.0%
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp. 9/17/14[1]	20,343	56,547
Leighton Holdings Ltd. Rts., Strike Price 22.50AUD, Exp. 5/6/11[1]	5,744	7,441

Total Rights, Warrants and Certificates (Cost $0)		63,988

	Principal
	Amount

Mortgage-Backed Obligations—0.3%
Banc of America Commercial Mortgage Trust 2006-5, Commercial Mtg. Pass-Through Certificates, Series 2006-5, Cl. AM, 5.448%, 9/1/47	$250,000	256,718
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	580,000	600,612
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1 A2, 2.866%, 3/1/36[6]	573,765	469,291
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37	590,000	604,236
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 2.851%, 5/1/34[6]	647,190	583,046
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	480,194	470,251
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7, 6.061%, 4/1/45[6]	560,000	602,373
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 4.547%, 12/1/36[6]	1,405,489	1,125,151
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	618,153	538,160
32 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Mortgage-Backed Obligations Continued
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.767%, 3/1/36[6]	$636,749	$562,223
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.109%, 11/1/37[6]	696,792	581,143

Total Mortgage-Backed Obligations (Cost $6,251,797)		6,393,204

U.S. Government Obligations—0.2%
U.S. Treasury Bills, 0.07%, 7/14/11 (Cost $3,999,620)	4,000,000	3,999,904

Non-Convertible Corporate Bonds and Notes—7.4%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17[4]	290,000	294,350
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	455,000	476,613
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15[4]	605,000	620,125
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18[4]	445,000	426,088
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	816,000	863,959
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[4,7]	932,500	951,150
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	1,014,000	1,026,261
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18	355,000	381,625
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18[4]	615,000	633,450
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[4]	498,000	526,769
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	570,000	592,800
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	530,000	779,087
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[4]	540,000	585,900
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	873,000	991,946
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[4]	265,000	286,863
Anheuser-Busch Inbev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19	900,000	1,130,860
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	555,000	611,888
Apache Corp., 5.10% Sr. Unsec. Unsub. Nts., 9/1/40	500,000	481,923
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds, 3/1/41	471,000	502,537
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	493,000	572,496
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	973,000	1,031,548
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15	655,000	684,475
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	69,000	70,451
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16	545,000	596,775
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21	590,000	630,941
Barclays Bank plc, 6.278% Perpetual Bonds[8]	860,000	751,210
BE Aerospace, Inc.:
6.875% Sr. Nts., 10/1/20	240,000	253,800
8.50% Sr. Unsec. Nts., 7/1/18	540,000	603,450
33 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Beazer Homes USA, Inc., 9.125% Sr. Nts., 5/15/19[4]	$975,000	$977,438
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21[4]	835,000	842,306
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17[7]	250,000	279,063
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[4]	1,610,000	1,721,829
Blue Merger Sub, Inc., 7.625% Sr. Nts., 2/15/19[4]	350,000	360,063
BNP Paribas SA, 5.186% Sub. Perpetual Nts.[4,8]	1,205,000	1,195,963
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	83,000	85,981
British Telecommunications plc, 9.875% Bonds, 12/15/30	676,000	957,495
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21[4]	225,000	228,656
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	550,000	669,965
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	232,000	240,528
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[4]	1,195,000	1,205,456
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Nts., 1/15/19[4]	105,000	110,250
7% Sr. Unsec. Unsub. Nts., 1/15/19	85,000	89,463
CDW LLC/CDW Finance Corp.:
11% Sr. Unsec. Nts., 10/12/15	445,000	486,719
12.535% Sr. Unsec. Sub. Nts., 10/12/17	665,000	733,994
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	1,020,000	1,000,701
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39	385,000	390,308
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17[4]	325,000	350,188
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	285,000	297,825
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18	515,000	582,594
Chaparral Energy, Inc., 8.875% Sr. Unsec. Nts., 2/1/17	485,000	516,525
Choice Hotels International, Inc., 5.70% Sr. Unsec. Unsub. Nts., 8/28/20	700,000	704,210
Cincinnati Bell, Inc., 8.75% Sr. Unsec. Sub. Nts., 3/15/18	900,000	868,500
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17	500,000	505,313
Citigroup, Inc., 6.875% Sr. Unsec. Bonds, 3/5/38	1,670,000	1,893,975
Clear Channel Communications, Inc., 10.75% Sr. Unsec. Unsub. Nts., 8/1/16	435,000	425,213
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	283,000	297,536
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	1,428,000	1,513,673
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40	432,000	461,026
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14	538,000	614,665
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts.[8]	890,000	872,200
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	780,000	798,525
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	229,000	226,834
34 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19[4,9]	$155,000	$155,000
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts., 9/15/39	437,000	456,299
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31	730,000	1,001,772
Darden Restaurants, Inc., 6.80% Sr. Unsec. Unsub. Nts., 10/15/37	530,000	583,215
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36	470,000	508,206
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 3/1/41	1,184,000	1,243,653
7.625% Sr. Unsec. Unsub. Nts., 5/15/16	525,000	579,421
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts., 10/15/17[4]	255,000	270,300
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17[4]	640,000	688,000
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18[4]	1,060,000	1,049,400
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	185,000	187,313
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	1,200,000	957,000
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	1,452,000	1,632,157
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	325,000	349,569
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12	247,000	258,984
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	1,084,000	1,097,353
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[4]	1,100,000	1,181,125
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	1,273,000	1,268,528
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19[5,9]	895,000	893,837
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	910,000	978,250
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	1,218,000	1,202,775
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	670,000	684,286
Florida Gas Transmission Co., 7% Sr. Unsec. Nts., 7/17/12[4]	423,000	446,880
Ford Motor Credit Co. LLC, 5.75% Sr. Unsec. Unsub. Nts., 2/1/21	310,000	317,576
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[4]	300,000	326,250
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	525,000	582,817
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	1,000,000	1,103,795
Freescale Semiconductor, Inc., 10.75% Sr. Unsec. Nts., 8/1/20[4]	340,000	392,700
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	543,000	591,191
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20[4]	571,000	585,275
General Electric Capital Corp., 6.375% Unsec. Sub. Bonds, 11/15/67	2,026,000	2,112,105
GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18[4]	505,000	541,613
9.875% Sr. Nts., 10/15/20[4]	505,000	542,875
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	275,000	313,500
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67[4,6]	680,000	625,600
35 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	$885,000	$962,438
Goldman Sachs Group, Inc. (The), 6.25% Sr. Nts., 2/1/41	1,180,000	1,216,381
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	540,000	602,775
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	620,000	671,150
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13[2]	595,000	606,922
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18[4]	105,000	109,463
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[4]	520,000	544,767
Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	1,375,000	1,297,656
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40	1,010,000	1,064,827
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11	572,000	583,525
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15	725,000	618,063
9.75% Sr. Unsec. Sub. Nts., 4/1/17	125,000	94,688
HCA, Inc., 6.375% Nts., 1/15/15	275,000	284,625
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18[4]	670,000	706,850
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[4]	340,000	352,750
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40	665,000	644,019
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[6]	2,380,000	2,341,325
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20	1,144,000	1,284,181
Huntington Ingalls Industries, Inc.:
6.875% Sr. Unsec. Nts., 3/15/18[4]	105,000	111,038
7.125% Sr. Unsec. Nts., 3/15/21[4]	80,000	84,600
Huntsman International LLC, 8.625% Sr. Sub. Nts., 3/15/21[4]	100,000	112,750
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[4]	1,215,000	1,270,795
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[8]	1,041,000	978,540
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17	750,000	822,188
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18[5]	125,000	139,375
International Lease Finance Corp.:
7.125% Sr. Sec. Nts., 9/1/18[4]	985,000	1,063,800
8.875% Sr. Unsec. Nts., 9/1/17	100,000	114,500
9% Sr. Unsec. Unsub. Nts., 3/15/17[4]	505,000	569,388
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec. Nts., 7/15/17	505,000	604,738
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Nts., 3/15/19[4]	345,000	353,625
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	320,000	356,800
James River Coal Co., 7.875% Sr. Nts., 4/1/19[4]	80,000	84,200
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	600,000	601,500
36 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Jones Group, Inc. (The)/Jones Apparel Group Holdings, Inc./Jones Apparel Group USA, Inc./JAG Footwear, Accessories & Retail Corp., 6.875% Sr. Unsec. Unsub. Nts., 3/15/19	$305,000	$301,950
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[8]	2,850,000	3,142,282
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	609,000	623,131
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19[4]	205,000	211,150
KeyCorp, 5.10% Sr. Unsec. Unsub. Nts., 3/24/21	1,155,000	1,186,177
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39	702,000	748,961
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18[5]	574,000	595,525
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	1,068,000	1,210,803
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40	470,000	526,779
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	130,000	143,325
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	503,000	588,510
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19[4]	460,000	491,050
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21	355,000	369,200
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	1,800,000	1,804,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	515,000	571,650
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[4]	1,244,000	1,272,475
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20	550,000	606,978
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17[4]	415,000	463,763
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	64,000	65,666
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[4]	1,090,000	1,131,003
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts., 9/17/20	1,409,000	1,414,702
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	206,000	232,539
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13	147,000	157,498
6.125% Sr. Unsec. Nts., 6/15/11	155,000	155,800
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	415,000	442,980
MedAssets, Inc., 8% Sr. Nts., 11/15/18[4]	315,000	325,238
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[4]	400,000	411,000
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17	800,000	882,000
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	1,585,000	1,850,277
Metlife Capital Trust IV, 7.875% Jr. Sub. Bonds, 12/15/37[5]	320,000	361,215
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	960,000	963,600
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15	505,000	489,219
37 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12	$600,000	$519,000
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16	835,000	910,150
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F, 12/28/17	3,210,000	3,491,710
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	510,000	527,599
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[4]	225,000	244,688
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[4]	800,000	864,000
Mylan, Inc., 6% Sr. Nts., 11/15/18[4]	710,000	730,413
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15[4]	605,000	627,688
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14	610,000	610,000
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts., 3/15/17[5,7]	587,812	612,794
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41[4]	441,000	451,508
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	979,000	1,010,416
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20	485,000	526,197
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[4]	190,000	170,525
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12	576,000	605,499
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15	375,000	334,688
10.50% Sr. Unsec. Unsub. Nts., 11/15/15	330,000	345,263
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts., 8/1/15	860,000	964,275
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22[4]	355,000	362,544
Oncor Electric Delivery Co., 7% Debs., 9/1/22	1,155,000	1,364,568
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15	235,000	247,925
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18[4]	430,000	471,925
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18[4]	280,000	289,100
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19[4]	265,000	276,925
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40	339,000	346,090
PPL WEM Holdings plc, 3.90% Sr. Unsec. Nts., 5/1/16[4]	1,293,000	1,314,717
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20[4]	800,000	830,000
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	1,073,000	1,072,142
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	955,000	1,095,863
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	160,000	162,847
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	685,000	758,638
Realogy Corp., 11.50% Sr. Unsec. Nts., 4/15/17[4]	1,200,000	1,257,000
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20[4]	594,000	597,713
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	139,000	141,051
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts., 12/1/17[4]	380,000	393,300
38 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17[2]	$698,000	$742,308
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts., 5/15/16[4]	495,000	553,163
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20[4]	405,000	413,100
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33[4]	380,000	383,842
7.875% Sr. Nts., 6/15/17	965,000	1,091,062
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	700,000	721,875
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15[4]	625,000	678,906
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	560,000	604,800
SESI LLC, 6.375% Sr. Nts., 5/1/19[4]	490,000	496,125
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12	555,000	565,828
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts., 10/15/18	365,000	392,375
SLM Corp., 6.25% Sr. Nts., 1/25/16	1,552,000	1,647,673
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14	900,000	794,250
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[5]	855,000	927,675
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18	1,050,000	1,198,313
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[4]	525,000	564,375
STHI Holding Corp., 8% Sec. Nts., 3/15/18[4]	105,000	108,413
Swiss Re Capital I LP, 6.854% Perpetual Bonds[4,8]	1,065,000	1,064,177
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	1,411,000	1,349,217
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	570,000	583,146
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18[4]	355,000	401,594
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub. Nts., 6/18/19	550,000	621,448
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub. Nts., 4/27/20	470,000	479,174
Telus Corp., 8% Nts., 6/1/11	70,000	70,408
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15	815,000	529,750
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[4]	815,000	1,048,195
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17[4]	175,000	186,594
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	989,000	1,068,120
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub. Nts., 11/15/40	620,000	607,558
Time Warner Cos., Inc., 9.125% Debs., 1/15/13	192,000	216,165
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15[4]	305,000	343,125
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[5]	596,000	669,755
Trans Union LLC/TransUnion Financing Corp., 11.375% Sr. Unsec. Nts., 6/15/18	90,000	104,400
39 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	$600,000	$532,500
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	535,000	577,131
UBS AG, Stamford, CT, 2.25% Sr. Unsec. Nts., 8/12/13	115,000	116,958
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[8]	808,000	816,080
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	1,250,000	1,312,500
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec. Nts., 8/15/17)[1]	225,000	5,063
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[4]	265,000	265,994
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	200,000	210,000
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19[4]	180,000	180,900
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	838,000	911,759
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	100,000	107,000
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19[4]	325,000	337,188
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	700,000	834,572
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21[4]	602,000	617,456
6.50% Sr. Sec. Nts., 1/15/18	520,000	572,000
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17	200,000	217,000
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41	441,000	457,312
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[5,6]	765,000	765,000
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18[4]	330,000	349,388
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[4]	552,000	582,693
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	865,000	896,097
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20	815,000	835,051
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K6,8	782,000	864,110
West Corp., 7.875% Sr. Nts., 1/15/19[4]	425,000	438,813
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[4]	1,240,000	1,227,600
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13	151,000	160,755
8% Sr. Unsec. Nts., 5/1/12	445,000	473,009
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16	1,169,000	1,187,502
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[4]	410,000	434,600
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14	1,800,000	1,840,500
Woodside Finance Ltd., 4.50% Nts., 11/10/14[4]	1,314,000	1,402,169
Xstrata Canada Corp.:
6% Sr. Unsec. Unsub. Nts., 10/15/15	419,000	466,988
7.25% Sr. Unsec. Unsub. Nts., 7/15/12	533,000	568,962
40 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[4,6]	$1,225,000	$1,274,000
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14	1,432,000	1,590,903

Total Non-Convertible Corporate Bonds and Notes (Cost $173,885,584)		179,753,351

Convertible Corporate Bonds and Notes—0.1%
Standard Chartered plc, 6.409% Jr. Unsec. Sub. Bonds, 1/29/49[4] (Cost $1,356,250)	1,400,000	1,394,887

Loan Participations—0.0%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/15/18[6,9]	80,000	81,800
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 4.73%, 10/19/15[6,7,9]	625,000	469,792

Total Loan Participations (Cost $453,400)		551,592

Structured Securities—0.0%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.[4] (Cost $74,155)	16,000	81,553

	Expiration	Strike
	Date	Price		Contracts

Options Purchased—1.1%
KOSPI2 200 Index Put[1]	8/18/11	187.95	KRW	527,853,821	86,199
KOSPI2 200 Index Put[1]	8/18/11	188.25	KRW	5,255	87,879
Nikkei 225 Index (The) Call[1]	10/14/11	958.70	JPY	218,000	2,958,475
Standard and Poor’s 500 Index (The) Call[1]	4/09/12	400.49		164,500	10,918,778
Standard and Poor’s 500 Index (The) Call[1]	4/09/12	397.97		180,261	11,907,771
U.S. Treasury Nts. Futures, 10 yr., 6/21/11 Call[1]	5/20/11	125.00		9,500	148,438

Total Options Purchased (Cost $28,387,344)					26,107,540

	Shares

Investment Companies—27.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19%[10,11]	190,988,357	190,988,357
Oppenheimer Master Event-Linked Bond Fund, LLC[10]	10,456,648	111,903,490
Oppenheimer Master Loan Fund, LLC[10]	29,560,905	354,358,620

Total Investment Companies (Cost $656,274,776)		657,250,467

Total Investments, at Value (Cost $2,202,918,844)	100.3%	2,418,508,574
Liabilities in Excess of Other Assets	(0.3)	(7,447,545)

Net Assets	100.0%	$2,411,061,029

41 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments

*	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
Strike price is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar

CAD	Canadian Dollar

JPY	Japanese Yen

1.	Non-income producing security.

2.	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See Note 5 of the accompanying Notes.

3.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $55,222,726 or 2.29% of the Fund’s net assets as of April 29, 2011.

5.	Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $5,280,215, which represents 0.22% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19	4/26/11	$895,000	$893,837	$(1,163)
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18	8/23/10	130,908	139,375	8,467
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18	2/23/11	584,542	595,525	10,983
Metlife Capital Trust IV, 7.875% Jr. Sub. Bonds, 12/15/37	3/4/11	347,122	361,215	14,093
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts., 3/15/17	11/1/10-3/15/11	539,351	612,794	73,443
Rainy River Resources Ltd., Legend Shares	12/22/10	168,218	133,511	(34,707)
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15	9/22/10-9/23/10	908,409	927,675	19,266
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17	8/19/10	582,110	669,755	87,645
Trelawney Mining & Exploration, Inc., Legend Shares	11/29/10	81,708	181,528	99,820
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13	9/30/10-10/6/10	775,947	765,000	(10,947)

		$5,013,315	$5,280,215	$266,900

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Interest or dividend is paid-in-kind, when applicable.

8.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9.	When-issued security or delayed delivery to be delivered and settled after April 29, 2011. See Note 1 of the accompanying Notes.

10.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:
42 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Gross	Gross	Shares
	October 29, 2010[a]	Additions	Reductions	April 29, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	35,934,221	726,054,553	571,000,417	190,988,357
Oppenheimer Master Event-Linked Bond Fund, LLC	1,383,365	12,663,476	3,590,193	10,456,648
Oppenheimer Master Loan Fund, LLC	29,560,905	—	—	29,560,905

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Institutional Money Market Fund, Cl. E	$190,988,357	$52,576		$—
Oppenheimer Master Event-Linked Bond Fund, LLC	111,903,490	2,267,606	[b]	503,282	[b]
Oppenheimer Master Loan Fund, LLC	354,358,620	14,674,270	[c]	(473,411)[c]

	$657,250,467	$16,994,452		$29,871

a.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
11. Rate shown is the 7-day yield as of April 29, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 29, 2011 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$154,249,927	$10,042,399	$—	$164,292,326
Consumer Staples	192,063,380	2,034,309	—	194,097,689
Energy	117,981,098	24,057,150	—	142,038,248
Financials	128,165,061	14,022,550	—	142,187,611
Health Care	121,580,699	5,710,869	—	127,291,568
Industrials	202,201,800	12,223,479	—	214,425,279
Information Technology	224,100,022	56,132,355	—	280,232,377
Materials	203,375,672	14,090,545	—	217,466,217
Telecommunication Services	41,659,391	9,667,524	—	51,326,915
Utilities	8,947,770	—	—	8,947,770
Preferred Stocks	—	606,088	—	606,088
Rights, Warrants and Certificates	56,547	7,441	—	63,988
43 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs Continued

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Mortgage-Backed Obligations	$—	$6,393,204	$—	$6,393,204
U.S. Government Obligations	—	3,999,904	—	3,999,904
Non-Convertible Corporate Bonds and Notes	—	179,753,351	—	179,753,351
Convertible Corporate Bonds and Notes	—	1,394,887	—	1,394,887
Loan Participations	—	551,592	—	551,592
Structured Securities	—	81,553	—	81,553
Options Purchased	148,438	25,959,102	—	26,107,540
Investment Companies	190,988,357	466,262,110	—	657,250,467

Total Investments, at Value	1,585,518,162	832,990,412	—	2,418,508,574
Other Financial Instruments:
Foreign currency exchange contracts	—	992	—	992
Futures margins	12,438	—	—	12,438

Total Assets	$1,585,530,600	$832,991,404	$—	$2,418,522,004

Liabilities Table Other Financial Instruments:
Foreign currency exchange contracts	$—	$(9,159)	$—	$(9,159)
Futures margins	(24,021)	—	—	(24,021)
Appreciated options written, at value	(256,755)	(15,912,436)	—	(16,169,191)
Depreciated options written, at value	(791,854)	—	—	(791,854)

Total Liabilities	$(1,072,630)	$(15,921,595)	$—	$(16,994,225)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers	Transfers	Transfers		Transfers
	into	out of	into		out of
	Level 1[a]	Level 1	Level 2		Level 2[a]

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$(5,761,948)[b]	$5,761,948	[b]	$—
Consumer Staples	7,432,924	—	—		(7,432,924)
Energy	—	(11,530,113)[b]	11,530,113	[b]	—
Financials	13,607,125	(5,374,072)[b]	5,374,072	[b]	(13,607,125)
Health Care	—	(2,881,705)[b]	2,881,705	[b]	—
Industrials	9,563,505	—	—		(9,563,505)
Information Technology	—	(14,019,751)[b]	14,019,751	[b]	—
Materials	8,061,966	(5,706,059)[b]	5,706,059	[b]	(8,061,966)
Telecommunication Services	—	(9,825,387)[b]	9,825,387	[b]	—
Investment Companies	—	(350,603,542)[c]	350,603,542	[c]	—

Total Assets	$38,665,520	$(405,702,577)	$405,702,577		$(38,665,520)

44 | OPPENHEIMER GLOBAL ALLOCATION FUND

a.	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

b.	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

c.	Transferred from Level 1 to Level 2 as the security is not publicly offered for sale.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Foreign Currency Exchange Contracts as of April 29, 2011 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Brown Brothers Harriman:
Canadian Dollar (CAD)	Sell	273	CAD	5/2/11	$288,603	$—	$1,340
Euro (EUR)	Buy	59	EUR	5/2/11	87,436	992	—
Hong Kong Dollar (HKD)	Sell	6,702	HKD	5/3/11	862,969	—	344
Mexican Nuevo Peso (MXN)	Sell	106	MXN	5/2/11	9,190	—	25
Norwegian Krone (NOK)	Sell	126	NOK	5/2/11-5/3/11	24,073	—	221

						992	1,930
Nomura Securities
South African Rand (ZAR)	Sell	2,145 ZAR		5/4/11	326,544	—	7,229

Total unrealized appreciation and depreciation						$992	$9,159

Futures Contracts as of April 29, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds, 30 yr.	Sell	47	6/21/11	$5,751,625	$(72,484)
U.S. Treasury Nts., 2 yr.	Buy	86	6/30/11	18,844,750	68,901
U.S. Treasury Nts., 5 yr.	Sell	118	6/30/11	13,979,313	(164,770)
U.S. Treasury Nts., 10 yr.	Buy	52	6/21/11	6,299,313	99,301

					$(69,052)

Written Options as of April 29, 2011 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Agnico-Eagle Mines Ltd.	Call	53	$85.00	5/23/11	$6,365	$(53)	$6,312
Agnico-Eagle Mines Ltd.	Call	48	80.00	8/22/11	6,073	(7,584)	(1,511)
Agnico-Eagle Mines Ltd.	Put	50	55.00	8/22/11	5,342	(3,300)	2,042
Agnico-Eagle Mines Ltd.	Put	48	60.00	5/23/11	7,779	(528)	7,251
Agnico-Eagle Mines Ltd.	Put	24	60.00	8/22/11	4,063	(3,480)	583
Alacer Gold Corp.	Put	113	10.00	10/24/11	12,582	(11,943)	639
Alamos Gold, Inc.	Call	99	21.00	7/18/11	9,079	(837)	8,242
Alamos Gold, Inc.	Put	48	17.00	7/18/11	6,049	(9,132)	(3,083)
Allied Nevada Gold Corp.	Call	50	32.00	7/18/11	11,190	(49,147)	(37,957)
Allied Nevada Gold Corp.	Call	48	38.00	5/23/11	6,823	(18,263)	(11,440)
Allied Nevada Gold Corp.	Put	49	35.00	9/19/11	10,632	(8,330)	2,302
Allied Nevada Gold Corp.	Put	47	30.00	12/19/11	5,512	(5,640)	(128)
45 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options: Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Allied Nevada Gold Corp.	Put	46	$30.00	10/24/11	$5,705	$(4,862)	$843
AngloGold Ashanti Ltd., Sponsored ADR	Call	55	50.00	7/18/11	8,909	(17,050)	(8,141)
Baker Hughes, Inc.	Call	221	80.00	5/23/11	7,511	(20,553)	(13,042)
Barrick Gold Corp.	Call	74	55.00	7/18/11	10,434	(9,990)	444
Barrick Gold Corp.	Call	50	60.00	7/18/11	6,867	(2,700)	4,167
Barrick Gold Corp.	Call	48	60.00	10/24/11	6,922	(7,200)	(278)
Barrick Gold Corp.	Put	50	40.00	7/18/11	5,059	(1,000)	4,059
Barrick Gold Corp.	Put	47	47.00	7/18/11	5,420	(6,110)	(690)
Barrick Gold Corp.	Put	33	48.00	6/20/11	3,332	(3,630)	(298)
Broadcom Corp., Cl. A	Call	723	45.00	5/23/11	24,636	(1,446)	23,190
Cameco Corp.	Call	50	47.00	6/20/11	5,350	—	5,350
Cameco Corp.	Call	49	45.00	6/20/11	7,475	—	7,475
Centerra Gold, Inc.	Call	97	25.00	7/18/11	11,217	(308)	10,909
Centerra Gold, Inc.	Put	51	14.00	10/24/11	5,890	(2,426)	3,464
Coeur d’Alene Mines Corp.	Call	131	40.00	6/20/11	15,489	(6,812)	8,677
Coeur d’Alene Mines Corp.	Call	109	31.00	6/20/11	12,751	(31,610)	(18,859)
Coeur d’Alene Mines Corp.	Call	65	35.00	6/20/11	12,998	(9,100)	3,898
Coeur d’Alene Mines Corp.	Put	99	23.00	9/19/11	13,462	(10,395)	3,067
Coeur d’Alene Mines Corp.	Put	92	20.00	6/20/11	10,433	(460)	9,973
Coeur d’Alene Mines Corp.	Put	52	28.00	6/20/11	5,147	(5,720)	(573)
Coeur d’Alene Mines Corp.	Put	50	23.00	6/20/11	6,474	(1,000)	5,474
Companhia de Minas Buenaventura SA, Sponsored ADR	Put	109	35.00	9/19/11	19,318	(20,710)	(1,392)
Cummins, Inc.	Call	26	120.00	5/23/11	1,014	(7,670)	(6,656)
Detour Gold Corp.	Call	48	36.00	7/18/11	5,947	(6,088)	(141)
Detour Gold Corp.	Put	49	25.00	7/18/11	5,588	(1,295)	4,293
Eldorado Gold Corp.	Call	98	21.00	7/18/11	9,700	(3,920)	5,780
EOG Resources, Inc.	Call	92	125.00	5/23/11	3,152	(2,300)	852
First Quantum Minerals Ltd.	Call	24	170.00	7/18/11	5,509	(5,581)	(72)
First Quantum Minerals Ltd.	Put	24	94.00	7/18/11	4,912	(2,283)	2,629
Franco-Nevada Corp.	Call	99	36.00	7/18/11	12,332	(25,112)	(12,780)
Franco-Nevada Corp.	Call	73	38.00	7/18/11	7,215	(10,416)	(3,201)
Franco-Nevada Corp.	Call	48	38.00	10/24/11	6,522	(11,415)	(4,893)
Franco-Nevada Corp.	Put	47	32.00	10/24/11	4,575	(3,229)	1,346
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Call	50	57.00	5/23/11	5,162	(4,750)	412
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Call	48	67.50	8/22/11	5,209	(3,600)	1,609
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	25	45.00	5/23/11	2,969	(250)	2,719
46 | OPPENHEIMER GLOBAL ALLOCATION FUND

Written Options: Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	49	$45.00	8/22/11	$5,814	$(5,831)	$(17)
Gammon Gold, Inc.	Call	100	9.00	9/19/11	10,198	(21,500)	(11,302)
Gold Resource Corp.	Call	51	35.00	6/20/11	6,604	(3,315)	3,289
Gold Resource Corp.	Call	48	35.00	9/19/11	8,333	(10,800)	(2,467)
Gold Resource Corp.	Put	24	22.50	6/20/11	3,888	(600)	3,288
Goldcorp, Inc.	Call	98	55.00	7/18/11	11,882	(33,810)	(21,928)
Goldcorp, Inc.	Call	50	60.00	10/24/11	5,527	(14,500)	(8,973)
Harmony Gold Mining Co. Ltd., Sponsored ADR	Put	48	14.00	11/21/11	5,661	(4,320)	1,341
Hecla Mining Co.	Call	75	13.00	9/19/11	7,499	(2,475)	5,024
IAMGOLD Corp.	Call	132	24.00	6/20/11	14,647	(2,640)	12,007
IAMGOLD Corp.	Call	122	25.00	9/19/11	15,002	(7,930)	7,072
IAMGOLD Corp.	Call	100	20.00	6/20/11	11,770	(15,000)	(3,230)
IAMGOLD Corp.	Put	75	19.00	6/20/11	7,461	(4,500)	2,961
Ivanhoe Mines Ltd.	Call	170	32.00	6/20/11	20,953	(1,700)	19,253
Ivanhoe Mines Ltd.	Call	53	35.00	9/19/11	7,525	(2,385)	5,140
Ivanhoe Mines Ltd.	Put	49	21.00	9/19/11	4,997	(3,675)	1,322
Ivanhoe Mines Ltd.	Put	75	20.00	9/19/11	8,023	(4,500)	3,523
Jaguar Mining, Inc.	Call	43	5.00	9/19/11	4,132	(4,300)	(168)
Kinross Gold Corp.	Put	108	16.00	8/22/11	14,470	(13,824)	646
Kinross Gold Corp.	Put	93	17.00	5/23/11	11,451	(12,927)	(1,476)
Kinross Gold Corp.	Put	76	15.00	8/22/11	8,214	(6,308)	1,906
Kinross Gold Corp.	Put	48	14.00	11/21/11	4,675	(4,176)	499
Market Vectors Gold Miners Fund	Put	47	54.00	12/19/11	12,244	(12,361)	(117)
New Gold, Inc.	Put	60	11.00	5/23/11	3,876	(2,400)	1,476
New Gold, Inc.	Put	49	10.00	8/22/11	6,593	(3,185)	3,408
Newmont Mining Corp.	Call	98	70.00	6/20/11	10,216	(2,058)	8,158
Newmont Mining Corp.	Call	50	67.50	6/20/11	6,813	(1,750)	5,063
Newmont Mining Corp.	Call	47	67.50	9/19/11	6,730	(5,640)	1,090
Newmont Mining Corp.	Put	52	50.00	6/20/11	7,371	(1,352)	6,019
Newmont Mining Corp.	Put	24	45.00	9/19/11	4,128	(1,200)	2,928
Northern Dynasty Minerals Ltd.	Call	100	20.00	5/23/11	10,537	(1,000)	9,537
Northern Dynasty Minerals Ltd.	Call	97	22.50	5/23/11	13,814	—	13,814
Northern Dynasty Minerals Ltd.	Call	51	25.00	5/23/11	6,094	—	6,094
Northern Dynasty Minerals Ltd.	Put	51	15.00	8/22/11	5,711	(15,300)	(9,589)
47 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options: Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Northern Dynasty Minerals Ltd.	Put	50	$15.00	5/23/11	$6,420	$(8,750)	$(2,330)
Northern Dynasty Minerals Ltd.	Put	46	16.00	5/23/11	6,183	(12,190)	(6,007)
Occidental Petroleum Corp.	Call	148	110.00	5/23/11	3,846	(86,580)	(82,734)
Osisko Mining Corp.	Put	97	13.00	7/18/11	9,289	(5,126)	4,163
Pan American Silver Corp.	Call	97	55.00	7/18/11	10,382	(1,940)	8,442
Pan American Silver Corp.	Call	89	45.00	7/18/11	16,586	(5,785)	10,801
Pan American Silver Corp.	Call	31	55.00	10/24/11	3,008	(2,325)	683
Pan American Silver Corp.	Put	51	25.00	7/18/11	6,221	(969)	5,252
Pan American Silver Corp.	Put	25	30.00	7/18/11	3,675	(2,250)	1,425
Polo Ralph Lauren Corp., Cl. A	Call	24	145.00	5/23/11	1,391	(600)	791
Quadra FNX Mining Ltd.	Put	107	13.00	7/18/11	13,677	(2,262)	11,415
Randgold Resources Ltd., ADR	Call	51	105.00	9/19/11	5,683	(6,120)	(437)
Randgold Resources Ltd., ADR	Call	46	95.00	6/20/11	3,984	(5,980)	(1,996)
Royal Gold, Inc.	Call	107	55.00	7/18/11	15,192	(73,830)	(58,638)
Royal Gold, Inc.	Call	99	60.00	7/18/11	14,384	(35,640)	(21,256)
Royal Gold, Inc.	Call	75	60.00	10/24/11	11,314	(40,500)	(29,186)
Royal Gold, Inc.	Put	26	45.00	7/18/11	6,292	(390)	5,902
RTI International Metals, Inc.	Put	26	22.50	6/20/11	4,779	(130)	4,649
Rubicon Minerals Corp.	Call	44	5.00	6/20/11	3,818	(2,420)	1,398
Schlumberger Ltd.	Call	200	97.50	5/23/11	6,797	(3,400)	3,397
SEMAFO, Inc.	Put	106	10.00	7/18/11	11,421	(23,527)	(12,106)
SEMAFO, Inc.	Put	46	8.00	10/24/11	4,445	(5,834)	(1,389)
Silver Standard Resources, Inc.	Call	100	33.00	6/20/11	9,898	(33,200)	(23,302)
Silver Standard Resources, Inc.	Call	46	32.00	6/20/11	4,553	(17,480)	(12,927)
Silver Standard Resources, Inc.	Put	48	30.00	6/20/11	4,751	(3,120)	1,631
Silver Wheaton Corp.	Call	72	55.00	6/20/11	9,012	(2,592)	6,420
Silver Wheaton Corp.	Call	48	50.00	9/19/11	12,066	(11,280)	786
Silver Wheaton Corp.	Call	47	65.00	9/19/11	5,468	(3,149)	2,319
Silver Wheaton Corp.	Call	48	55.00	12/19/11	13,493	(12,480)	1,013
Silver Wheaton Corp.	Put	48	32.00	6/20/11	6,974	(2,400)	4,574
Silver Wheaton Corp.	Put	23	33.00	6/20/11	3,169	(1,472)	1,697
Standard and Poor’s 500 Index (The)	Put	180,261	1,172.83	4/9/12	10,455,138	(8,178,261)	2,276,877
48 | OPPENHEIMER GLOBAL ALLOCATION FUND

Written Options: Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Standard and Poor’s 500 Index (The)	Put	164,500	$1,174.14	4/9/12	$9,376,500	$(7,734,175)	$1,642,325
Stillwater Mining Co.	Put	97	15.00	7/18/11	10,504	(970)	9,534
Stillwater Mining Co.	Put	38	20.00	7/18/11	5,424	(3,420)	2,004
Tiffany & Co.	Call	199	70.00	5/23/11	7,957	(27,263)	(19,306)
Visa, Inc., Cl. A	Call	355	85.00	5/23/11	12,153	(6,745)	5,408

					$20,780,794	$(16,961,045)	$3,819,749

See accompanying Notes to Financial Statements.
49 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 29, 20111

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,546,644,068)	$1,761,258,107
Affiliated companies (cost $656,274,776)	657,250,467

2,418,508,574
Cash	1,539,633
Cash—foreign currencies (cost $647,582)	648,252
Cash used for collateral on futures	7,995,520
Unrealized appreciation on foreign currency exchange contracts	992
Receivables and other assets:
Interest and dividends	7,014,266
Investments sold (including $145,836 sold on a when-issued or delayed delivery basis)	4,760,642
Closed foreign currency contracts	110,047
Futures margins	12,438
Other	277,836

Total assets	2,440,868,200

Liabilities
Appreciated options written, at value (premiums received $20,444,956)	16,169,191
Depreciated options written, at value (premiums received $335,838)	791,854
Unrealized depreciation on foreign currency exchange contracts	9,159
Payables and other liabilities:
Investments purchased (including $1,648,812 purchased on a when-issued or delayed delivery basis)	5,383,460
Shares of beneficial interest redeemed	4,492,024
Trustees’ compensation	1,004,378
Foreign capital gains tax	709,461
Transfer and shareholder servicing agent fees	508,671
Distribution and service plan fees	492,702
Shareholder communications	104,321
Futures margins	24,021
Other	117,929

Total liabilities	29,807,171

Net Assets	$2,411,061,029

50 | OPPENHEIMER GLOBAL ALLOCATION FUND

Composition of Net Assets
Par value of shares of beneficial interest	$1,477,462
Additional paid-in capital	2,960,653,446
Accumulated net investment income	17,352,991
Accumulated net realized loss on investments and foreign currency transactions	(787,101,594)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	218,678,724

Net Assets	$2,411,061,029

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,683,536,057 and 102,456,653 shares of beneficial interest outstanding)	$16.43
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$17.43

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $243,349,555 and 15,188,230 shares of beneficial interest outstanding)	$16.02

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $373,048,055 and 23,274,688 shares of beneficial interest outstanding)	$16.03

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $68,646,323 and 4,239,580 shares of beneficial interest outstanding)	$16.19

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $42,481,039 and 2,587,062 shares of beneficial interest outstanding)	$16.42

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
51 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 29, 20111

Allocation of Income and Expenses from Master Funds[2]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$2,265,447
Dividends	2,159
Expenses[3]	(142,321)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	2,125,285
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest (net of foreign withholding taxes of $22,662)	14,574,696
Dividends	99,574
Expenses[4]	(563,393)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	14,110,877

Total allocation of net investment income from master funds	16,236,162

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $736,566)	15,299,890
Affiliated companies	52,576
Interest	8,935,319

Total investment income	24,287,785

Expenses
Management fees	9,124,146
Distribution and service plan fees:
Class A	2,011,057
Class B	1,279,448
Class C	1,811,175
Class N	165,925
Transfer and shareholder servicing agent fees:
Class A	2,209,122
Class B	584,137
Class C	433,499
Class N	88,595
Class Y	40,771
Shareholder communications:
Class A	191,913
Class B	55,144
Class C	37,263
Class N	4,453
Class Y	566
Custodian fees and expenses	113,700
Trustees’ compensation	28,159
Administration service fees	750
Other	158,662

Total expenses	18,338,485
Less waivers and reimbursements of expenses	(803,652)

Net expenses	17,534,833

Net Investment Income	22,989,114
52 | OPPENHEIMER GLOBAL ALLOCATION FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised) (net of foreign capital gains tax of $11,470)	$163,415,647
Closing and expiration of option contracts written	360,711
Closing and expiration of futures contracts	(12,812,534)
Foreign currency transactions	11,805,870
Swap contracts	(378,818)
Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	503,282
Oppenheimer Master Loan Fund, LLC	(473,411)

Total net realized gain	162,420,747
Net change in unrealized appreciation/depreciation on:
Investments (net of foreign capital gains tax of $66,528)	7,284,625
Translation of assets and liabilities denominated in foreign currencies	22,365,147
Futures contracts	(3,603,700)
Option contracts written	11,307,240
Swap contracts	156,627
Net change in unrealized appreciation/deprecation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(9,069,256)
Oppenheimer Master Loan Fund, LLC	5,561,792

Total net change in unrealized appreciation/depreciation	34,002,475

Net Increase in Net Assets Resulting from Operations	$219,412,336

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of the accompanying Notes.

3.	Net of expense waivers and/or reimbursements of $1,069.

4.	Net of expense waivers and/or reimbursements of $8,973.
See accompanying Notes to Financial Statements.
53 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 29, 2011[1]	October 29,
	(Unaudited)	2010[1]

Operations
Net investment income	$22,989,114	$25,652,537
Net realized gain	162,420,747	278,031,187
Net change in unrealized appreciation/depreciation	34,002,475	55,286,854

Net increase in net assets resulting from operations	219,412,336	358,970,578

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,559,052)	(12,319,958)
Class B	(1,364,844)	(239,366)
Class C	(1,999,149)	(609,553)
Class N	(452,418)	(378,540)
Class Y	(353,572)	(402,190)

	(16,729,035)	(13,949,607)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(81,519,595)	(192,894,828)
Class B	(55,291,098)	(121,657,081)
Class C	(21,152,468)	(55,221,471)
Class N	(6,424,870)	(15,017,299)
Class Y	3,287,338	(5,221,926)

	(161,100,693)	(390,012,605)

Net Assets
Total increase (decrease)	41,582,608	(44,991,634)
Beginning of period	2,369,478,421	2,414,470,055

End of period (including accumulated net investment income of $17,352,991 and $11,092,912, respectively)	$2,411,061,029	$2,369,478,421

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
54 | OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.08	$13.05	$10.69	$19.18	$18.82	$17.79

Income (loss) from investment operations:
Net investment income[2]	.17	.18	.16	.27	.24	.21
Net realized and unrealized gain (loss)	1.30	1.96	2.36	(6.28)	1.05	1.66

Total from investment operations	1.47	2.14	2.52	(6.01)	1.29	1.87

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.11)	(.16)	(.29)	(.25)	(.23)
Distributions from net realized gain	—	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.12)	(.11)	(.16)	(2.48)	(.93)	(.84)

Net asset value, end of period	$16.43	$15.08	$13.05	$10.69	$19.18	$18.82

Total Return, at Net Asset Value[3]	9.79%	16.44%	24.06%	(35.52)%	6.97%	10.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,683,536	$1,623,802	$1,584,420	$1,525,472	$2,988,971	$3,058,131

Average net assets (in thousands)	$1,640,275	$1,619,840	$1,450,251	$2,364,088	$3,068,226	$3,215,973

Ratios to average net assets:[4]
Net investment income	2.16%[5]	1.29%[5]	1.44%	1.84%	1.26%	1.13%
Total expenses	1.40%[5,6]	1.37%[5,6]	1.48%	1.27%	1.16%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%[5]	1.37%[5]	1.42%	1.26%	1.14%	1.17%

Portfolio turnover rate	54%	204%[7]	232%[7]	128%[7]	112%	63%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended April 29, 2011	1.40%
Year Ended October 29, 2010	1.37%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
55 | OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.73	$12.77	$10.47	$18.81	$18.46	$17.46

Income (loss) from investment operations:
Net investment income[2]	.10	.06	.08	.15	.09	.06
Net realized and unrealized gain (loss)	1.27	1.91	2.32	(6.15)	1.03	1.63

Total from investment operations	1.37	1.97	2.40	(6.00)	1.12	1.69

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.01)	(.10)	(.15)	(.09)	(.08)
Distributions from net realized gain	—	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.08)	(.01)	(.10)	(2.34)	(.77)	(.69)

Net asset value, end of period	$16.02	$14.73	$12.77	$10.47	$18.81	$18.46

Total Return, at Net Asset Value[3]	9.31%	15.45%	23.17%	(36.03)%	6.17%	9.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$243,350	$277,243	$353,853	$410,268	$1,294,217	$1,847,651

Average net assets (in thousands)	$257,871	$309,274	$357,111	$765,095	$1,649,062	$2,014,712

Ratios to average net assets:[4]
Net investment income	1.30%[5]	0.46%[5]	0.71%	1.04%	0.48%	0.35%
Total expenses	2.36%[5,6]	2.33%[5,6]	2.44%	2.06%	1.94%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.20%[5]	2.18%[5]	2.20%	2.05%	1.92%	1.95%

Portfolio turnover rate	54%	204%[7]	232%[7]	128%[7]	112%	63%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended April 29, 2011	2.36%
Year Ended October 29, 2010	2.33%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
56 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.73	$12.77	$10.47	$18.81	$18.48	$17.48

Income (loss) from investment operations:
Net investment income[2]	.11	.08	.08	.16	.10	.07
Net realized and unrealized gain (loss)	1.27	1.90	2.32	(6.14)	1.02	1.64

Total from investment operations	1.38	1.98	2.40	(5.98)	1.12	1.71

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.02)	(.10)	(.17)	(.11)	(.10)
Distributions from net realized gain	—	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.08)	(.02)	(.10)	(2.36)	(.79)	(.71)

Net asset value, end of period	$16.03	$14.73	$12.77	$10.47	$18.81	$18.48

Total Return, at Net Asset Value[3]	9.42%	15.55%	23.23%	(35.95)%	6.15%	9.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$373,048	$363,252	$366,167	$373,380	$883,839	$1,022,881

Average net assets (in thousands)	$365,293	$366,311	$343,726	$621,258	$979,278	$1,122,088

Ratios to average net assets:[4]
Net investment income	1.44%[5]	0.57%[5]	0.74%	1.10%	0.53%	0.41%
Total expenses	2.12%[5,6]	2.08%[5,6]	2.19%	2.00%	1.89%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.07%[5]	2.08%[5]	2.14%	1.99%	1.87%	1.89%

Portfolio turnover rate	54%	204%[7]	232%[7]	128%[7]	112%	63%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended April 29, 2011	2.12%
Year Ended October 29, 2010	2.08%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
57 | OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class N	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$14.86	$12.87	$10.54	$18.94	$18.59	$17.58

Income (loss) from investment operations:
Net investment income[2]	.15	.14	.14	.23	.18	.15
Net realized and unrealized gain (loss)	1.28	1.93	2.33	(6.20)	1.03	1.64

Total from investment operations	1.43	2.07	2.47	(5.97)	1.21	1.79

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.08)	(.14)	(.24)	(.18)	(.17)
Distributions from net realized gain	—	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.10)	(.08)	(.14)	(2.43)	(.86)	(.78)

Net asset value, end of period	$16.19	$14.86	$12.87	$10.54	$18.94	$18.59

Total Return, at Net Asset Value[3]	9.68%	16.09%	23.89%	(35.69)%	6.66%	10.45%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,646	$69,338	$74,293	$76,475	$171,675	$207,130

Average net assets (in thousands)	$67,034	$71,783	$70,697	$125,526	$193,216	$215,652

Ratios to average net assets:[4]
Net investment income	1.93%[5]	1.03%[5]	1.26%	1.57%	0.95%	0.83%
Total expenses	1.64%[5,6]	1.61%[5,6]	1.69%	1.53%	1.46%	1.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.59%[5]	1.61%[5]	1.62%	1.52%	1.44%	1.48%

Portfolio turnover rate	54%	204%[7]	232%[7]	128%[7]	112%	63%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended April 29, 2011	1.64%
Year Ended October 29, 2010	1.61%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
58 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class Y	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$15.07	$13.05	$10.68	$19.18	$18.82	$17.79

Income (loss) from investment operations:
Net investment income[2]	.19	.23	.25	.31	.30	.26
Net realized and unrealized gain (loss)	1.31	1.95	2.34	(6.28)	1.04	1.66

Total from investment operations	1.50	2.18	2.59	(5.97)	1.34	1.92

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.16)	(.22)	(.34)	(.30)	(.28)
Distributions from net realized gain	—	—	—	(2.19)	(.68)	(.61)

Total dividends and/or distributions to shareholders	(.15)	(.16)	(.22)	(2.53)	(.98)	(.89)

Net asset value, end of period	$16.42	$15.07	$13.05	$10.68	$19.18	$18.82

Total Return, at Net Asset Value[3]	9.98%	16.80%	24.83%	(35.35)%	7.29%	11.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,481	$35,843	$35,737	$82,551	$227,020	$276,322

Average net assets (in thousands)	$38,118	$35,361	$42,026	$165,149	$294,643	$276,812

Ratios to average net assets:[4]
Net investment income	2.49%[5]	1.64%[5]	2.25%	2.12%	1.56%	1.43%
Total expenses	1.08%[5,6]	1.01%[5,6]	1.00%	0.98%	0.86%	0.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%[5]	1.01%[5]	0.85%	0.97%	0.84%	0.87%

Portfolio turnover rate	54%	204%[7]	232%[7]	128%[7]	112%	63%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended April 29, 2011	1.08%
Year Ended October 29, 2010	1.01%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
59 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Allocation Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a combination of growth of capital and investment income. The Fund’s primary objective is growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual and Annual Periods. Since April 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
     Since October 29, 2010 represents the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a
60 | OPPENHEIMER GLOBAL ALLOCATION FUND

market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of
61 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
62 | OPPENHEIMER GLOBAL ALLOCATION FUND

As of April 29, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$1,648,812
Sold securities	145,836
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.
63 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 29, 2010, the Fund utilized $277,446,860 of capital loss carryforward to offset capital gains realized in that fiscal year. As of October 29, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2016	$531,741,258
2017	410,473,446

Total	$942,214,704

64 | OPPENHEIMER GLOBAL ALLOCATION FUND

As of April 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $779,793,957 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 29, 2011, it is estimated that the Fund will utilize $162,420,747 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,208,228,145
Federal tax cost of other investments	(15,022,622)

Total federal tax cost	$2,193,205,523

Gross unrealized appreciation	$262,470,876
Gross unrealized depreciation	(49,144,697)

Net unrealized appreciation	$213,326,179

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
     The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan.
65 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMNTS Unaudited / Continued
1. Significant Accounting Policies Continued
Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$8,454
Payments Made to Retired Trustees	85,009
Accumulated Liability as of April 29, 2011	834,902
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable,
66 | OPPENHEIMER GLOBAL ALLOCATION FUND

represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	5,335,664	$83,000,647	12,471,403	$175,242,695
Dividends and/or distributions reinvested	747,976	11,563,365	797,062	11,295,129
Redeemed	(11,309,779)	(176,083,607)	(26,959,071)	(379,432,652)

Net decrease	(5,226,139)	$(81,519,595)	(13,690,606)	$(192,894,828)

Class B
Sold	1,039,986	$15,804,274	2,384,336	$32,899,455
Dividends and/or distributions reinvested	70,849	1,069,827	13,304	186,917
Redeemed	(4,747,019)	(72,165,199)	(11,288,241)	(154,743,453)

Net decrease	(3,636,184)	$(55,291,098)	(8,890,601)	$(121,657,081)

Class C
Sold	1,017,460	$15,451,339	1,861,991	$25,672,616
Dividends and/or distributions reinvested	114,517	1,729,199	37,292	521,802
Redeemed	(2,519,914)	(38,333,006)	(5,918,733)	(81,415,889)

Net decrease	(1,387,937)	$(21,152,468)	(4,019,450)	$(55,221,471)

67 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class N
Sold	370,834	$5,710,348	958,457	$13,369,397
Dividends and/or distributions reinvested	28,076	427,605	25,495	356,856
Redeemed	(824,836)	(12,562,823)	(2,091,777)	(28,743,552)

Net decrease	(425,926)	$(6,424,870)	(1,107,825)	$(15,017,299)

Class Y
Sold	451,440	$7,084,146	556,094	$7,762,165
Dividends and/or distributions reinvested	20,699	319,786	26,298	371,085
Redeemed	(263,353)	(4,116,594)	(942,598)	(13,355,176)

Net increase (decrease)	208,786	$3,287,338	(360,206)	$(5,221,926)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$1,199,417,868	$1,443,392,386
U.S. government and government agency obligations	111,471	110,882
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.80%
Next $2.0 billion	0.76
Next $1.0 billion	0.71
Next $1.0 billion	0.66
Next $1.0 billion	0.60
Next $1.0 billion	0.55
Next $2.0 billion	0.50
Over $9.0 billion	0.48
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 29, 2011, the Fund paid $3,306,536 to OFS for services to the Fund.
68 | OPPENHEIMER GLOBAL ALLOCATION FUND

     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class B	$29,599,691
Class C	32,577,663
Class N	6,226,483
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
69 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4.	Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 29, 2011	$159,902	$4,507	$169,799	$14,635	$3,688
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and the Master Funds. During the six months ended April 29, 2011, the Manager waived fees and/or reimbursed the Fund $668,809 for management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 29, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$134,843
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
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Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of April 29, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $26,070,141, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $10,156,713 as of April 29, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of April 29, 2011 the Fund has required certain counterparties to post collateral of $4,281,277.
Credit Related Contingent Features. The Fund’s agreements with derivative counter-parties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
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Valuations of derivative instruments as of April 29, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Futures margins	$12,438	*	Futures margins	$24,021	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	992		Unrealized depreciation on foreign currency exchange contracts	9,159
Equity contracts				Appreciated options written, at value	16,169,191
Equity contracts	Investments, at value	25,959,102	**	Depreciated options written, at value	791,854

Interest rate contracts	Investments, at value	148,438	**

Total		$26,120,970			$16,994,225

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

	Investments from
	unaffiliated
	companies	Closing and
Derivatives Not	(including	expiration	Closing and
Accounted	premiums	of option	expiration	Foreign
for as Hedging	on options	contracts	of futures	currency	Swap
Instruments	exercised)*	written	contracts	transactions	contracts	Total

Equity contracts	$39,622,032	$360,711	$—	$—	$—	$39,982,743
Foreign exchange contracts	—	—	—	(2,064,015)	—	(2,064,015)
Interest rate contracts	—	—	(12,812,534)	—	(378,818)	(13,191,352)

Total	$39,622,032	$360,711	$(12,812,534)	$(2,064,015)	$(378,818)	$24,727,376

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

				Translation of
				assets and
Derivatives Not				liabilities
Accounted for		Option		denominated
as Hedging		contracts	Futures	in foreign	Swap
Instruments	Investments*	written	contracts	currencies	contracts	Total

Equity contracts	$(20,384,238)	$11,307,240	$—	$—	$—	$(9,076,998)
Foreign exchange contracts	—	—	—	858,861	—	858,861
Interest rate contracts	(3,612,327)	—	(3,603,700)	—	156,627	(7,059,400)

Total	$(23,996,565)	$11,307,240	$(3,603,700)	$858,861	$156,627	$(15,277,537)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
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     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended April 29, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $18,949,414 and $15,782,929, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended April 29, 2011, the Fund had an ending monthly average market value of $209,628,335 and $19,976,438 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     During the six months ended April 29, 2011, the Fund had an average market value of $30,936,382 and $1,289,289 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 29, 2011, the Fund had an ending monthly average market value of $342,391 and $5,769,509 on written call options and written put options, respectively.
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     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended April 29, 2011 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of October 29, 2010	498	$60,887	203,217	$179,992
Options written	8,346	818,535	567,059	22,099,210
Options closed or expired	(2,435)	(250,682)	(422,137)	(2,028,515)
Options exercised	(422)	(47,628)	(463)	(51,005)

Options outstanding as of April 29, 2011	5,987	$581,112	347,676	$20,199,682

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     For the six months ended April 29, 2011, the Fund had average ending monthly notional amounts of $5,072,789 on interest rate swaps which receive a fixed rate.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of April 29, 2011, the Fund had no such interest rate swap agreements outstanding.
6. Restricted Securities
As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to Stipulations and Agreements of Settlement in cases involving two funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. Those settlements do not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
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     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to the approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses. On June 6, 2011, the court granted defendant’s motion to dismiss the suit.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds.Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
80 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND
A Series of Oppenheimer Quest For Value Funds

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Arthur P. Steinmetz, Vice President and Portfolio Manager
George Evans, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Benjamin H. Rockmuller, Vice President
Arthur. S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
81 | OPPENHEIMER GLOBAL ALLOCATION FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
82 | OPPENHEIMER GLOBAL ALLOCATION FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
83 | OPPENHEIMER GLOBAL ALLOCATION FUND

Item 1. Reports to Stockholders.
April 30, 2011 MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Manager SEMIANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Software	12.4%
Oil, Gas & Consumable Fuels	5.4
Internet Software & Services	4.6
Insurance	4.5
Biotechnology	4.1
Pharmaceuticals	3.4
Chemicals	2.8
Diversified Financial Services	2.7
Health Care Providers & Services	2.6
Communications Equipment	2.5
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets.

Top Ten Common Stock Holdings
Take-Two Interactive Software, Inc.	7.2%
Chevron Corp.	3.1
Google, Inc., Cl. A	2.9
MetLife, Inc.	2.8
Oracle Corp.	2.7
JPMorgan Chase & Co.	2.7
QUALCOMM, Inc.	2.5
Nestle SA	2.4
Ingersoll-Rand plc	2.2
Jupiter Telecommunications Co. Ltd.	1.9
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets. For more current Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on the total market value of investments.
9 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2010	April 29, 2011	April 29, 2011

Actual
Class A	$1,000.00	$1,090.40	$7.03
Class B	1,000.00	1,085.10	11.73
Class C	1,000.00	1,086.10	10.86
Class N	1,000.00	1,088.40	8.53
Class Y	1,000.00	1,091.90	5.33

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.95	6.79
Class B	1,000.00	1,013.46	11.33
Class C	1,000.00	1,014.30	10.48
Class N	1,000.00	1,016.52	8.24
Class Y	1,000.00	1,019.58	5.14
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 29, 2011 are as follows:

Class	Expense Ratios

Class A	1.36%
Class B	2.27
Class C	2.10
Class N	1.65
Class Y	1.03
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS April 29, 2011* / Unaudited

	Shares	Value
Common Stocks—58.5%
Consumer Discretionary—1.9%
Media—1.9%
Jupiter Telecommunications Co. Ltd.	29,359	$31,525,228
Consumer Staples—4.4%
Food & Staples Retailing—0.8%
CVS Caremark Corp.[1]	338,400	12,263,616
Food Products—2.4%
Nestle SA	649,310	40,309,765
Household Products—0.5%
Clorox Co. (The)	123,200	8,582,112
Tobacco—0.7%
Altria Group, Inc.[1]	441,900	11,860,596
Energy—6.0%
Energy Equipment & Services—0.6%
Schlumberger Ltd.	115,900	10,402,025
Oil, Gas & Consumable Fuels—5.4%
BP plc, ADR	288,470	13,310,006
Chevron Corp.	467,870	51,203,693
CONSOL Energy, Inc.[1]	278,840	15,082,456
Exxon Mobil Corp.	106,070	9,334,160

		88,930,315

Financials—7.8%
Capital Markets—0.6%
Bond Street Holdings LLC, Cl. A2,3	495,000	10,147,500
Diversified Financial Services—2.7%
JPMorgan Chase & Co.[1]	973,100	44,402,553
Insurance—4.5%
Assurant, Inc.	282,610	11,219,617
Everest Re Group Ltd.	188,900	17,212,568
MetLife, Inc.[1]	1,000,940	46,833,983

		75,266,168

Health Care—10.1%
Biotechnology—4.1%
Amgen, Inc.[1,3]	441,800	25,116,330
Gilead Sciences, Inc.[1,3]	771,760	29,975,158
Vanda Pharmaceuticals, Inc.[3,4]	1,535,078	12,357,378

		67,448,866

Health Care Providers & Services—2.6%
Humana, Inc.[3]	287,990	21,921,799
WellPoint, Inc.	272,810	20,949,080

		42,870,879

Pharmaceuticals—3.4%
Merck & Co., Inc.[1]	547,564	19,684,926
Mylan, Inc.[3]	913,348	22,760,632
Teva Pharmaceutical Industries Ltd., Sponsored ADR	323,210	14,780,393

		57,225,951

Industrials—3.4%
Aerospace & Defense—0.1%
AerCap Holdings NV3	38,850	556,332
Electrical Equipment—1.1%
Cooper Industries plc	285,190	18,808,281
Machinery—2.2%
Ingersoll-Rand plc	726,890	36,707,945
Information Technology—20.5%
Communications Equipment—2.5%
QUALCOMM, Inc.	731,130	41,557,429
Internet Software & Services—4.6%
eBay, Inc.[1,3]	849,800	29,233,120
Google, Inc., Cl. A1,3	87,790	47,766,539

		76,999,659

IT Services—1.0%
MasterCard, Inc., Cl. A	63,900	17,629,371
Software—12.4%
Microsoft Corp.	667,000	17,355,340
Oracle Corp.[1]	1,245,200	44,889,460
Take-Two Interactive Software, Inc.[3,4]	7,372,043	119,279,656
THQ, Inc.[3,4]	5,939,700	23,996,388

		205,520,844
13 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Materials—3.4%
Chemicals—2.8%
Celanese Corp., Series A1	334,250	$16,685,760
LyondellBasell Industries NV, Cl. A3	658,940	29,322,830

		46,008,590

Metals & Mining—0.6%
Allegheny Technologies, Inc.[1]	151,930	10,938,960
Utilities—1.0%
Electric Utilities—1.0%
Edison International, Inc.[1]	411,500	16,159,605

Total Common Stocks (Cost $848,076,415)		972,122,590

	Principal
	Amount
Mortgage-Backed Obligations—0.1%
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2A2, 2.82%, 4/1/34[5] (Cost $1,376,939)	$1,606,162	1,615,193
Convertible Corporate Bonds and Notes—0.5%
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14[1,4] (Cost $4,611,000)	4,611,000	7,613,914

	Shares
Investment Companies—44.8%
Africa Telecommunications, Media & Technology Fund 1 LLC[2,3]	9,542,930	9,999,998
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19%[4,6]	735,181,488	735,181,488

Total Investment Companies (Cost $745,181,488)		745,181,486
Total Investments, at Value (Cost $1,599,245,842)	103.9%	1,726,533,183
Liabilities in Excess of Other Assets	(3.9)	(65,265,496)

Net Assets	100.0%	$1,661,267,687

Footnotes to Statement of Investments

*	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	All or a portion of the security position was segregated by the Fund comprising a total segregated amount of $378,506,976, which represented 355.60% of the market value of securities sold short. See Note 1 of the accompanying Notes.

2.	Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $20,147,498, which represents 1.21% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Date	Cost	Value	(Depreciation)

Africa Telecommunications, Media & Technology Fund 1 LLC	4/20/11	$10,000,000	$9,999,998	$(2)
Bond Street Holdings LLC, Cl. A	11/4/09	9,900,000	10,147,500	247,500

		$19,900,000	$20,147,498	$247,498

3.	Non-income producing security.
14 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/			Shares/
	Principal Amount	Gross	Gross	Principal Amount
	October 29, 2010[a]	Additions	Reductions	April 29, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	787,669,229	354,912,123	407,399,864	735,181,488
Take-Two Interactive Software, Inc.	7,372,043	—	—	7,372,043
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14	4,611,000	—	—	4,611,000
THQ, Inc.	5,939,700	—	—	5,939,700
Vanda Pharmaceuticals, Inc.	1,535,078	—	—	1,535,078
			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$735,181,488	$764,308
Take-Two Interactive Software, Inc.			119,279,656	—
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14			7,613,914	100,221
THQ, Inc.			23,996,388	—
Vanda Pharmaceuticals, Inc.			12,357,378	—

			$898,428,824	$864,529

a.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Rate shown is the 7-day yield as of April 29, 2011.

	Shares
	Sold Short	Value

Common Stock Securities Sold Short—(6.4)%
Brunswick Corp.	(200,570)	$(4,687,321)
Canadian Natural Resources Ltd.	(363,860)	(17,086,866)
Cliffs Natural Resources, Inc.	(168,550)	(15,796,505)
Freeport-McMoRan Copper & Gold, Inc., Cl. B	(299,330)	(16,472,130)
iShares S&P GSCI Commodity-Indexed Trust[3]	(264,300)	(10,291,842)
PowerShares DB Commodity Index Tracking Fund[3]	(323,660)	(10,324,754)
Suncor Energy, Inc.	(371,650)	(17,110,766)
United States Steel Corp.	(307,490)	(14,670,348)

Total Common Stock Securities Sold Short (Proceeds $105,839,803)		$(106,440,532)

15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 29, 2011 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$31,525,228	$—	$—	$31,525,228
Consumer Staples	73,016,089	—	—	73,016,089
Energy	99,332,340	—	—	99,332,340
Financials	119,668,721	10,147,500	—	129,816,221
Health Care	167,545,696	—	—	167,545,696
Industrials	56,072,558	—	—	56,072,558
Information Technology	341,707,303	—	—	341,707,303
Materials	56,947,550	—	—	56,947,550
Utilities	16,159,605	—	—	16,159,605
Mortgage-Backed Obligations	—	1,615,193	—	1,615,193
Convertible Corporate Bonds and Notes	—	7,613,914	—	7,613,914
Investment Companies	735,181,488	—	9,999,998	745,181,486

Total Assets	$1,697,156,578	$19,376,607	$9,999,998	$1,726,533,183

Liabilities Table
Other Financial Instruments:
Short positions, at value	$(106,440,532)	$—	$—	$(106,440,532)

Total Liabilities	$(106,440,532)	$—	$—	$(106,440,532)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 29, 20111

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $640,473,859)	$828,104,359
Affiliated companies (cost $958,771,983)	898,428,824

1,726,533,183

Receivables and other assets:
Investments sold	44,284,118
Interest and dividends	1,023,543
Shares of beneficial interest sold	373,253
Other	147,415

Total assets	1,772,361,512

Liabilities
Bank overdraft	43,896
Short positions, at value (proceeds of $105,839,803)—see accompanying statement of investments	106,440,532
Payables and other liabilities:
Shares of beneficial interest redeemed	3,545,160
Distribution and service plan fees	338,279
Trustees’ compensation	305,775
Transfer and shareholder servicing agent fees	300,955
Shareholder communications	76,326
Other	42,902

Total liabilities	111,093,825

Net Assets	$1,661,267,687

Composition of Net Assets
Par value of shares of beneficial interest	$606,559
Additional paid-in capital	1,475,970,663
Accumulated net investment loss	(4,828,768)
Accumulated net realized gain on investments and foreign currency transactions	62,826,236
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	126,692,997

Net Assets	$1,661,267,687

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
17 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,212,616,446 and 43,590,235 shares of beneficial interest outstanding)	$27.82
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$29.52

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $86,755,644 and 3,356,126 shares of beneficial interest outstanding)	$25.85

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $246,790,778 and 9,558,136 shares of beneficial interest outstanding)	$25.82

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $47,554,562 and 1,758,526 shares of beneficial interest outstanding)	$27.04

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $67,550,257 and 2,392,926 shares of beneficial interest outstanding)	$28.23
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 29, 20111

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $208,708)	$6,965,380
Affiliated companies	764,308
Interest:
Unaffiliated companies	50,147
Affiliated companies	100,221

Total investment income	7,880,056

Expenses
Management fees	6,799,832
Distribution and service plan fees:
Class A	1,485,528
Class B	439,011
Class C	1,223,639
Class N	116,475
Transfer and shareholder servicing agent fees:
Class A	1,367,756
Class B	184,393
Class C	262,576
Class N	62,595
Class Y	42,039
Shareholder communications:
Class A	117,540
Class B	22,977
Class C	20,823
Class N	2,604
Class Y	1,144
Financing expense from short sales	309,167
Dividends on short sales	295,409
Trustees’ compensation	20,328
Custodian fees and expenses	8,224
Administration service fees	750
Other	73,014

Total expenses	12,855,824
Less waivers and reimbursements of expenses	(399,429)

Net expenses	12,456,395

Net Investment Loss	(4,576,339)

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
19 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$72,157,429
Foreign currency transactions	826,903
Short positions	(9,767,892)

Net realized gain	63,216,440
Net change in unrealized appreciation/depreciation on:
Investments	77,741,363
Translation of assets and liabilities denominated in foreign currencies	1,740,021
Short positions	4,270,428

Net change in unrealized appreciation/depreciation	83,751,812

Net Increase in Net Assets Resulting from Operations	$142,391,913

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 29, 2011[1]	October 29,
	(Unaudited)	2010[1]

Operations
Net investment loss	$(4,576,339)	$(10,554,568)
Net realized gain	63,216,440	47,876,351
Net change in unrealized appreciation/depreciation	83,751,812	63,557,523

Net increase in net assets resulting from operations	142,391,913	100,879,306

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	(23,607,867)	—
Class B	(1,850,873)	—
Class C	(5,094,560)	—
Class N	(919,492)	—
Class Y	(894,640)	—

	(32,367,432)	—

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(99,463,897)	(188,185,801)
Class B	(9,887,540)	(21,157,794)
Class C	(15,696,468)	(18,994,964)
Class N	(1,771,496)	7,455,433
Class Y	13,114,066	9,600,234

	(113,705,335)	(211,282,892)

Net Assets
Total decrease	(3,680,854)	(110,403,586)
Beginning of period	1,664,948,541	1,775,352,127

End of period (including accumulated net investment loss of $4,828,768 and $252,429, respectively)	$1,661,267,687	$1,664,948,541

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods.

See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$26.01	$24.46	$23.15	$34.21	$30.15	$32.58

Income (loss) from investment operations:
Net investment income (loss)[2]	(.05)	(.11)	(.03)	.26	.51	.36
Net realized and unrealized gain (loss)	2.37	1.66	2.19	(5.63)	5.17	1.67

Total from investment operations	2.32	1.55	2.16	(5.37)	5.68	2.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(3.43)	(.39)	(.24)
Distributions from net realized gain	(.51)	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.51)	—	(.85)	(5.69)	(1.62)	(4.46)

Net asset value, end of period	$27.82	$26.01	$24.46	$23.15	$34.21	$30.15

Total Return, at Net Asset Value[3]	9.04%	6.34%	9.94%	(18.62)%	19.65%	7.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,212,616	$1,229,920	$1,340,846	$1,052,971	$1,164,793	$1,146,503

Average net assets (in thousands)	$1,223,647	$1,297,058	$1,206,192	$1,166,299	$1,142,058	$1,238,504

Ratios to average net assets:[4]
Net investment income (loss)	(0.40)%	(0.44)%	(0.13)%	0.93%	1.61%	1.22%
Total expenses[5]	1.40%	1.43%	1.48%	1.56%	1.40%	1.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.38%	1.43%	1.52%	1.37%	1.43%

Portfolio turnover rate	41%	58%	117%	135%	51%	66%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods.

See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.44%
Year Ended October 29, 2010	1.48%
Year Ended October 31, 2009	1.53%
Year Ended October 31, 2008	1.60%
Year Ended October 31, 2007	1.43%
Year Ended October 31, 2006	1.43%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$24.32	$23.07	$22.08	$32.82	$28.97	$31.44

Income (loss) from investment operations:
Net investment income (loss)[2]	(.16)	(.31)	(.23)	.06	.26	.13
Net realized and unrealized gain (loss)	2.20	1.56	2.07	(5.39)	4.97	1.62

Total from investment operations	2.04	1.25	1.84	(5.33)	5.23	1.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(3.15)	(.15)	—
Distributions from net realized gain	(.51)	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.51)	—	(.85)	(5.41)	(1.38)	(4.22)

Net asset value, end of period	$25.85	$24.32	$23.07	$22.08	$32.82	$28.97

Total Return, at Net Asset Value[3]	8.51%	5.42%	8.93%	(19.23)%	18.74%	6.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,756	$91,209	$107,366	$90,923	$136,745	$159,147

Average net assets (in thousands)	$88,791	$98,421	$97,044	$113,810	$146,748	$178,815

Ratios to average net assets:[4]
Net investment income (loss)	(1.31)%	(1.34)%	(1.04)%	0.21%	0.84%	0.47%
Total expenses[5]	2.38%	2.43%	2.49%	2.31%	2.17%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.27%	2.29%	2.34%	2.27%	2.14%	2.18%

Portfolio turnover rate	41%	58%	117%	135%	51%	66%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods.

See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	2.42%
Year Ended October 29, 2010	2.48%
Year Ended October 31, 2009	2.54%
Year Ended October 31, 2008	2.35%
Year Ended October 31, 2007	2.20%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$24.27	$22.99	$21.98	$32.73	$28.91	$31.38

Income (loss) from investment operations:
Net investment income (loss)[2]	(.14)	(.28)	(.20)	.04	.26	.13
Net realized and unrealized gain (loss)	2.20	1.56	2.06	(5.35)	4.96	1.62

Total from investment operations	2.06	1.28	1.86	(5.31)	5.22	1.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(3.18)	(.17)	—
Distributions from net realized gain	(.51)	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.51)	—	(.85)	(5.44)	(1.40)	(4.22)

Net asset value, end of period	$25.82	$24.27	$22.99	$21.98	$32.73	$28.91

Total Return, at Net Asset Value[3]	8.61%	5.57%	9.07%	(19.21)%	18.73%	6.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$246,791	$247,138	$253,051	$138,331	$140,022	$141,981

Average net assets (in thousands)	$247,071	$259,581	$194,014	$139,228	$139,758	$154,404

Ratios to average net assets:[4]
Net investment income (loss)	(1.14)%	(1.20)%	(0.93)%	0.15%	0.85%	0.47%
Total expenses[5]	2.14%	2.18%	2.24%	2.32%	2.16%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.10%	2.13%	2.19%	2.28%	2.13%	2.18%

Portfolio turnover rate	41%	58%	117%	135%	51%	66%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods.

See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	2.18%
Year Ended October 29, 2010	2.23%
Year Ended October 31, 2009	2.29%
Year Ended October 31, 2008	2.36%
Year Ended October 31, 2007	2.19%
Year Ended October 31, 2006	2.18%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class N	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$25.34	$23.91	$22.72	$33.68	$29.68	$32.12

Income (loss) from investment operations:
Net investment income (loss)[2]	(.09)	(.19)	(.12)	.17	.40	.25
Net realized and unrealized gain (loss)	2.30	1.62	2.16	(5.54)	5.10	1.66

Total from investment operations	2.21	1.43	2.04	(5.37)	5.50	1.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(3.33)	(.27)	(.13)
Distributions from net realized gain	(.51)	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.51)	—	(.85)	(5.59)	(1.50)	(4.35)

Net asset value, end of period	$27.04	$25.34	$23.91	$22.72	$33.68	$29.68

Total Return, at Net Asset Value[3]	8.84%	5.98%	9.58%	(18.89)%	19.26%	6.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,555	$46,237	$36,363	$17,858	$22,007	$21,431

Average net assets (in thousands)	$47,129	$43,184	$25,939	$20,349	$21,086	$24,755

Ratios to average net assets:[4]
Net investment income (loss)	(0.69)%	(0.79)%	(0.52)%	0.62%	1.28%	0.87%
Total expenses[5]	1.69%	1.77%	1.83%	1.90%	1.73%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.71%	1.77%	1.84%	1.70%	1.77%

Portfolio turnover rate	41%	58%	117%	135%	51%	66%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods.

See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.73%
Year Ended October 29, 2010	1.82%
Year Ended October 31, 2009	1.88%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.76%
Year Ended October 31, 2006	1.77%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class Y	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$26.35	$24.70	$23.30	$34.39	$30.28	$32.70

Income (loss) from investment operations:
Net investment income (loss)[2]	(.01)	(.04)	.02	.30	.56	.41
Net realized and unrealized gain (loss)	2.40	1.69	2.23	(5.65)	5.20	1.69

Total from investment operations	2.39	1.65	2.25	(5.35)	5.76	2.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	(3.48)	(.42)	(.30)
Distributions from net realized gain	(.51)	—	(.79)	(2.26)	(1.23)	(4.22)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.51)	—	(.85)	(5.74)	(1.65)	(4.52)

Net asset value, end of period	$28.23	$26.35	$24.70	$23.30	$34.39	$30.28

Total Return, at Net Asset Value[3]	9.19%	6.68%	10.27%	(18.45)%	19.85%	7.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,550	$50,445	$37,726	$18,693	$14,784	$17,806

Average net assets (in thousands)	$54,990	$50,667	$32,544	$17,505	$15,189	$23,687

Ratios to average net assets:[4]
Net investment income (loss)	(0.05)%	(0.14)%	0.10%	1.08%	1.77%	1.39%
Total expenses[5]	1.07%	1.11%	1.18%	1.35%	1.25%	1.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.06%	1.13%	1.31%	1.21%	1.23%

Portfolio turnover rate	41%	58%	117%	135%	51%	66%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods.

See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.11%
Year Ended October 29, 2010	1.16%
Year Ended October 31, 2009	1.23%
Year Ended October 31, 2008	1.39%
Year Ended October 31, 2007	1.28%
Year Ended October 31, 2006	1.24%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest Opportunity Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual and Annual Periods. Since April 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
     Since October 29, 2010 represents the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
27 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
28 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes
29 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended October 29, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 29, 2010, the Fund had available for federal income tax purposes straddle losses of $169,405.
     As of April 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 29, 2011, it is estimated that the Fund will utilize $169,405 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments,
30 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,599,302,345
Federal tax cost of other investments	(105,839,803)

Total federal tax cost	$1,493,462,542

Gross unrealized appreciation	$196,379,040
Gross unrealized depreciation	(69,748,931)

Net unrealized appreciation	$126,630,109

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$6,109
Payments Made to Retired Trustees	23,395
Accumulated Liability as of April 29, 2011	233,555
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
31 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
32 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	2,093,278	$56,065,095	7,476,605	$187,300,668
Dividends and/or distributions reinvested	845,456	22,336,956	—	—
Redeemed	(6,629,684)	(177,865,948)	(15,007,941)	(375,486,469)

Net decrease	(3,690,950)	$(99,463,897)	(7,531,336)	$(188,185,801)

Class B
Sold	244,793	$6,113,096	792,166	$18,654,401
Dividends and/or distributions reinvested	72,919	1,795,279	—	—
Redeemed	(712,678)	(17,795,915)	(1,694,268)	(39,812,195)

Net decrease	(394,966)	$(9,887,540)	(902,102)	$(21,157,794)

Class C
Sold	772,384	$19,258,945	2,415,024	$56,790,606
Dividends and/or distributions reinvested	180,410	4,434,481	—	—
Redeemed	(1,578,640)	(39,389,894)	(3,236,652)	(75,785,570)

Net decrease	(625,846)	$(15,696,468)	(821,628)	$(18,994,964)

Class N
Sold	310,829	$8,062,332	925,101	$22,613,260
Dividends and/or distributions reinvested	33,046	849,629	—	—
Redeemed	(410,253)	(10,683,457)	(621,312)	(15,157,827)

Net increase (decrease)	(66,378)	$(1,771,496)	303,789	$7,455,433

Class Y
Sold	993,429	$27,129,772	1,761,695	$44,544,714
Dividends and/or distributions reinvested	21,472	575,046	—	—
Redeemed	(536,546)	(14,590,752)	(1,374,651)	(34,944,480)

Net increase	478,355	$13,114,066	387,044	$9,600,234

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$373,232,615	$499,317,027
33 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.85%
Next $500 million	0.80
Next $500 million	0.75
Next $500 million	0.70
Next $500 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $4.0 billion	0.50
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 29, 2011, the Fund paid $1,945,478 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75%
34 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class C	$11,080,997
Class N	1,041,946
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 29, 2011	$164,026	$1,687	$91,057	$12,386	$245
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 29, 2011, the Manager waived fees and/or reimbursed the Fund $369,640 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 29, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$29,789
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
35 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time
36 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
37 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted	Investments from	Foreign currency
for as Hedging Instruments	unaffiliated companies	transactions	Total

Equity contracts	$(346,835)	$—	$(346,835)
Foreign exchange contracts	—	(28,378)	(28,378)

Total	$(346,835)	$(28,378)	$(375,213)

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended April 29, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to sell of $300,660.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
     As of April 29, 2011, the Fund had no outstanding forward contracts.
6. Restricted Securities
As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
38 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to Stipulations and Agreements of Settlement in cases involving two funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. Those settlements do not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to the approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
39 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
     In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses. On June 6, 2011, the court granted defendant’s motion to dismiss the suit.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
40 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
41 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUNDSM
A Series of Oppenheimer Quest For Value Funds

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Emmanuel Ferreira, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
42 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
43 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
44 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

April 30, 2011 Oppenheimer Management Small- & Mid- Cap Commentary and Value Fund Semiannual Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Manager S E M I A N N U A L R E P O RT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Oil, Gas & Consumable Fuels	6.7%
Commercial Banks	6.4
Health Care Providers & Services	5.8
Insurance	5.0
Machinery	4.2
Energy Equipment & Services	4.1
Electric Utilities	4.1
Electrical Equipment	3.8
Semiconductors & Semiconductor Equipment	3.7
Food Products	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets.

Top Ten Common Stock Holdings
Rock-Tenn Co., Cl. A	2.0%
Hospira, Inc.	2.0
Celanese Corp., Series A	2.0
Allegheny Technologies, Inc.	1.7
Mattel, Inc.	1.7
Cleco Corp.	1.6
Lear Corp.	1.6
Ingersoll-Rand plc	1.6
ACE Ltd.	1.6
CMS Energy Corp.	1.5
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on net assets. For more current Fund Holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 29, 2011, and are based on the total market value of common stocks.
9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 29, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2010	April 29, 2011	April 29, 2011

Actual
Class A	$1,000.00	$1,200.10	$6.85
Class B	1,000.00	1,195.30	11.31
Class C	1,000.00	1,195.50	10.99
Class N	1,000.00	1,198.30	8.38
Class Y	1,000.00	1,201.80	5.44

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.44	6.29
Class B	1,000.00	1,014.40	10.38
Class C	1,000.00	1,014.70	10.08
Class N	1,000.00	1,017.06	7.69
Class Y	1,000.00	1,019.73	4.99
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 29, 2011 are as follows:

Class	Expense Ratios

Class A	1.26%
Class B	2.08
Class C	2.02
Class N	1.54
Class Y	1.00
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS April 29, 2011* / Unaudited

	Shares	Value

Common Stocks—92.1%
Consumer Discretionary—12.4%
Auto Components—2.3%
Lear Corp.	800,000	$40,912,000
Tenneco, Inc.[1]	400,000	18,484,000

		59,396,000

Diversified Consumer Services—0.4%
Coinstar, Inc.[1]	200,000	10,796,000
Hotels, Restaurants & Leisure—1.9%
Bally Technologies, Inc.[1]	600,000	23,394,000
Pinnacle Entertainment, Inc.[1]	1,800,000	24,984,000

		48,378,000

Household Durables—2.3%
Mohawk Industries, Inc.[1]	500,000	30,020,000
Newell Rubbermaid, Inc.	1,500,000	28,590,000

		58,610,000

Leisure Equipment & Products—1.7%
Mattel, Inc.	1,600,000	42,752,000
Media—1.2%
Cablevision Systems Corp. New York Group, Cl. A	900,000	31,707,000
Specialty Retail—1.2%
Children’s Place Retail Stores, Inc.[1]	300,000	15,951,000
Talbots, Inc. (The)[1]	2,500,000	13,450,000

		29,401,000

Textiles, Apparel & Luxury Goods—1.4%
Phillips/Van Heusen Corp.	500,000	35,205,000
Consumer Staples—6.6%
Beverages—0.9%
Molson Coors Brewing Co., Cl. B, Non-Vtg.	500,000	24,375,000
Food & Staples Retailing—0.6%
Kroger Co. (The)	600,000	14,586,000
Food Products—3.1%
Adecoagro SA1	2,000,000	24,680,000
Chiquita Brands International, Inc.[1]	700,000	11,144,000
ConAgra Foods, Inc.	1,000,000	24,450,000
Sara Lee Corp.	1,000,000	19,200,000

		79,474,000

Household Products—2.0%
Church & Dwight Co., Inc.	300,000	24,744,000
Energizer Holdings, Inc.[1]	350,000	26,435,500

		51,179,500

Energy—10.8%
Energy Equipment & Services—4.1%
Ensco plc, Sponsored ADR	650,000	38,753,000
Nabors Industries Ltd.[1]	1,200,000	36,768,000
Tidewater, Inc.	500,000	29,755,000

		105,276,000

Oil, Gas & Consumable Fuels—6.7%
Bill Barrett Corp.[1]	700,000	29,211,000
CONSOL Energy, Inc.	400,000	21,636,000
EQT Corp.	300,000	15,783,000
Noble Energy, Inc.	400,000	38,508,000
Plains Exploration & Production Co.[1]	800,000	30,432,000
Whiting Petroleum Corp.[1]	500,000	34,750,000

		170,320,000

Financials—16.8%
Capital Markets—2.0%
Affiliated Managers Group, Inc.[1]	250,000	27,270,000
Invesco Ltd.	1,000,000	24,870,000

		52,140,000
13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks—6.4%
Associated Banc-Corp.	500,000	$7,300,000
CIT Group, Inc.[1]	800,000	33,968,000
Comerica, Inc.	1,000,000	37,930,000
Fifth Third Bancorp	2,500,000	33,175,000
M&T Bank Corp.	300,000	26,511,000
TCF Financial Corp.	1,500,000	23,385,000

		162,269,000

Insurance—5.0%
ACE Ltd.	600,000	40,350,000
Aon Corp.	500,000	26,085,000
Everest Re Group Ltd.	400,000	36,448,000
Genworth Financial, Inc., Cl. A	2,000,000	24,380,000

		127,263,000

Real Estate Investment Trusts—2.4%
BioMed Realty Trust, Inc.	1,500,000	29,760,000
ProLogis	2,000,000	32,580,000

		62,340,000

Thrifts & Mortgage Finance—1.0%
First Niagara Financial Group, Inc.	1,800,000	25,920,000
Health Care—8.8%
Health Care Providers & Services—5.8%
Aetna, Inc.	400,000	16,552,000
DaVita, Inc.[1]	300,000	26,427,000
Humana, Inc.[1]	500,000	38,060,000
Quest Diagnostics, Inc.	500,000	28,190,000
Universal Health Services, Inc., Cl. B	700,000	38,346,000

		147,575,000

Pharmaceuticals—3.0%
Hospira, Inc.[1]	900,000	51,057,000
Mylan, Inc.[1]	1,000,000	24,920,000

		75,977,000

Industrials—12.0%
Aerospace & Defense—1.9%
AerCap Holdings NV1	1,500,000	21,480,000
Goodrich Corp.	300,000	26,511,000

		47,991,000

Airlines—1.3%
United Continental Holdings, Inc.[1]	1,500,000	34,230,000
Electrical Equipment—3.8%
Babcock & Wilcox Co.[1]	778,020	24,437,608
Cooper Industries plc	500,000	32,975,000
General Cable Corp.[1]	800,000	38,800,000

		96,212,608

Machinery—4.2%
AGCO Corp.[1]	500,000	28,790,000
Ingersoll-Rand plc	800,000	40,400,000
WABCO Holdings, Inc.[1]	500,000	36,925,000

		106,115,000

Road & Rail—0.8%
Swift Transportation Co.[1]	1,515,000	21,255,450
Information Technology—9.2%
Computers & Peripherals—0.7%
Seagate Technology	1,000,000	17,620,000
Electronic Equipment & Instruments—1.8%
Arrow Electronics, Inc.[1]	300,000	13,677,000
Jabil Circuit, Inc.	1,600,000	31,744,000

		45,421,000

Internet Software & Services—0.7%
VeriSign, Inc.	500,000	18,480,000
IT Services—0.9%
TeleTech Holdings, Inc.[1]	1,200,000	23,844,000
Semiconductors & Semiconductor Equipment—3.7%
Atmel Corp.[1]	1,500,000	22,950,000
Avago Technologies Ltd.	600,000	20,076,000
14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Shares	Value

Semiconductors & Semiconductor Equipment Continued
Magnachip Semiconductor Corp., Depositary Shares[1]	238,960	$3,333,492
Marvell Technology Group Ltd.[1]	2,000,000	30,860,000
Xilinx, Inc.	500,000	17,430,000

		94,649,492

Software—1.4%
Aspen Technology, Inc.[1]	1,000,000	14,990,000
Electronic Arts, Inc.[1]	1,000,000	20,180,000

		35,170,000

Materials—6.6%
Chemicals—1.9%
Celanese Corp., Series A	1,000,000	49,920,000
Containers & Packaging—3.0%
Owens-Illinois, Inc.[1]	800,000	23,736,000
Rock-Tenn Co., Cl. A	750,000	51,802,500

		75,538,500

Metals & Mining—1.7%
Allegheny Technologies, Inc.	600,000	43,200,000
Telecommunication Services—1.0%
Wireless Telecommunication Services—1.0%
NII Holdings, Inc.[1]	600,000	24,948,000
Utilities—7.9%
Electric Utilities—4.1%
Cleco Corp.	1,200,000	42,120,000
NV Energy, Inc.	2,500,000	37,975,000
Pepco Holdings, Inc.	1,300,000	25,051,000

		105,146,000

Energy Traders—1.1%
Constellation Energy Group, Inc.	800,000	29,136,000
Gas Utilities—1.1%
AGL Resources, Inc.	700,000	29,057,000
Multi-Utilities—1.6%
CMS Energy Corp.	2,000,000	39,600,000

Total Common Stocks (Cost $1,794,186,147)		2,352,473,550

Investment Companies—7.8%
Fifth Street Finance Corp.	717,430	9,563,342
Oppenheimer Institutional Money Market Fund, Cl. E, 0.19%[2,3]	190,181,158	190,181,158

Total Investment Companies (Cost $197,503,306)		199,744,500
Total Investments, at Value (Cost $1,991,689,453)	99.9%	2,552,218,050
Other Assets Net of Liabilities	0.1	2,923,210

Net Assets	100.0%	$2,555,141,260

Footnotes to Statement of Investments

*	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 29, 2010[a]	Additions	Reductions	April 29, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	138,411,479	586,286,319	534,516,640	190,181,158

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$190,181,158	$113,925

a.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

3.	Rate shown is the 7-day yield as of April 29, 2011.
15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 29, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$316,245,000	$—	$—	$316,245,000
Consumer Staples	169,614,500	—	—	169,614,500
Energy	275,596,000	—	—	275,596,000
Financials	429,932,000	—	—	429,932,000
Health Care	223,552,000	—	—	223,552,000
Industrials	305,804,058	—	—	305,804,058
Information Technology	235,184,492	—	—	235,184,492
Materials	168,658,500	—	—	168,658,500
Telecommunication Services	24,948,000	—	—	24,948,000
Utilities	202,939,000	—	—	202,939,000
Investment Companies	199,744,500	—	—	199,744,500

Total Assets	$2,552,218,050	$—	$—	$2,552,218,050

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 29, 20111

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,801,508,295)	$2,362,036,892
Affiliated companies (cost $190,181,158)	190,181,158

2,552,218,050
Cash	29,581
Receivables and other assets:
Investments sold	38,631,385
Dividends	726,145
Other	192,679

Total assets	2,591,797,840

Liabilities
Payables and other liabilities:
Investments purchased	28,949,766
Shares of beneficial interest redeemed	5,746,542
Trustees’ compensation	633,236
Transfer and shareholder servicing agent fees	621,453
Distribution and service plan fees	514,341
Shareholder communications	119,939
Other	71,303

Total liabilities	36,656,580

Net Assets	$2,555,141,260

Composition of Net Assets
Par value of shares of beneficial interest	$748,689
Additional paid-in capital	2,802,642,822
Accumulated net investment loss	(3,009,907)
Accumulated net realized loss on investments	(805,768,941)
Net unrealized appreciation on investments	560,528,597

Net Assets	$2,555,141,260

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,705,677,197 and 48,273,736 shares of beneficial interest outstanding)	$35.33
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$37.49

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $128,431,516 and 4,248,352 shares of beneficial interest outstanding)	$30.23

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $373,148,451 and 12,328,590 shares of beneficial interest outstanding)	$30.27

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $235,139,068 and 6,899,146 shares of beneficial interest outstanding)	$34.08

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $112,745,028 and 3,119,036 shares of beneficial interest outstanding)	$36.15
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 29, 20111

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $47,438)	$14,955,907
Affiliated companies	113,925
Interest	1,448

Total investment income	15,071,280

Expenses
Management fees	7,973,388
Distribution and service plan fees:
Class A	1,976,776
Class B	628,411
Class C	1,762,170
Class N	573,928
Transfer and shareholder servicing agent fees:
Class A	2,583,507
Class B	324,260
Class C	561,307
Class N	417,022
Class Y	163,342
Shareholder communications:
Class A	133,656
Class B	30,146
Class C	36,446
Class N	7,217
Class Y	4,285
Custodian fees and expenses	41,980
Trustees’ compensation	28,980
Administration service fees	750
Other	356,069

Total expenses	17,603,640
Less waivers and reimbursements of expenses	(193,312)

Net expenses	17,410,328

Net Investment Loss	(2,339,048)

1.	April 29, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	$330,954,245
Net change in unrealized appreciation/depreciation on investments	116,518,238

Net Increase in Net Assets Resulting from Operations	$445,133,435

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 29, 2011[1]	October 29,
	(Unaudited)	2010[1]

Operations
Net investment loss	$(2,339,048)	$(6,929,917)
Net realized gain	330,954,245	220,245,757
Net change in unrealized appreciation/depreciation	116,518,238	237,312,219

Net increase in net assets resulting from operations	445,133,435	450,628,059

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(165,682,626)	(338,346,157)
Class B	(17,987,765)	(35,544,512)
Class C	(24,788,251)	(48,402,350)
Class N	(30,709,011)	(35,991,716)
Class Y	(7,643,065)	6,565,403

	(246,810,718)	(451,719,332)

Net Assets
Total increase (decrease)	198,322,717	(1,091,273)
Beginning of period	2,356,818,543	2,357,909,816

End of period (including accumulated net investment loss of $3,009,907 and $670,859, respectively)	$2,555,141,260	$2,356,818,543

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$29.44	$24.35	$19.90	$42.78	$36.95	$33.08

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	(.03)	.03	.02	(.08)	.05
Net realized and unrealized gain (loss)	5.89	5.12	4.43	(19.19)	7.97	5.69

Total from investment operations	5.89	5.09	4.46	(19.17)	7.89	5.74

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$35.33	$29.44	$24.35	$19.90	$42.78	$36.95

Total Return, at Net Asset Value[4]	20.01%	20.90%	22.43%	(48.93)%	22.18%	18.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,705,677	$1,573,085	$1,604,830	$1,476,752	$3,530,371	$2,343,715

Average net assets (in thousands)	$1,642,833	$1,642,391	$1,421,837	$2,688,839	$3,150,544	$1,884,099

Ratios to average net assets:[5]
Net investment income (loss)	(0.02)%	(0.13)%	0.13%	0.06%	(0.19)%	0.13%
Total expenses[6]	1.26%	1.29%	1.46%	1.16%	1.08%	1.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.26%	1.28%	1.32%	1.16%	1.08%	1.14%

Portfolio turnover rate	44%	71%	99%	94%	115%	136%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.26%
Year Ended October 29, 2010	1.29%
Year Ended October 31, 2009	1.47%
Year Ended October 31, 2008	1.16%
Year Ended October 31, 2007	1.08%
Year Ended October 31, 2006	1.14%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$25.29	$21.08	$17.37	$38.10	$33.38	$30.29

Income (loss) from investment operations:
Net investment loss[2]	(.12)	(.22)	(.12)	(.22)	(.36)	(.22)
Net realized and unrealized gain (loss)	5.06	4.43	3.84	(16.80)	7.14	5.18

Total from investment operations	4.94	4.21	3.72	(17.02)	6.78	4.96

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$30.23	$25.29	$21.08	$17.37	$38.10	$33.38

Total Return, at Net Asset Value[3]	19.53%	19.97%	21.44%	(49.34)%	21.18%	17.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,432	$123,847	$135,576	$132,365	$367,688	$327,908

Average net assets (in thousands)	$126,935	$131,255	$123,578	$256,533	$370,633	$307,618

Ratios to average net assets:[4]
Net investment loss	(0.83)%	(0.91)%	(0.67)%	(0.75)%	(1.00)%	(0.71)%
Total expenses[5]	2.25%	2.31%	2.49%	1.96%	1.90%	1.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.08%	2.07%	2.13%	1.96%	1.90%	1.97%

Portfolio turnover rate	44%	71%	99%	94%	115%	136%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	2.25%
Year Ended October 29, 2010	2.31%
Year Ended October 31, 2009	2.50%
Year Ended October 31, 2008	1.96%
Year Ended October 31, 2007	1.90%
Year Ended October 31, 2006	1.97%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$25.32	$21.10	$17.38	$38.10	$33.36	$30.25

Income (loss) from investment operations:
Net investment loss[2]	(.11)	(.21)	(.11)	(.20)	(.34)	(.20)
Net realized and unrealized gain (loss)	5.06	4.43	3.84	(16.81)	7.14	5.18

Total from investment operations	4.95	4.22	3.73	(17.01)	6.80	4.98

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$30.27	$25.32	$21.10	$17.38	$38.10	$33.36

Total Return, at Net Asset Value[3]	19.55%	20.00%	21.48%	(49.30)%	21.25%	17.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$373,148	$334,710	$322,950	$318,189	$812,430	$542,273

Average net assets (in thousands)	$355,803	$336,938	$291,243	$598,093	$725,723	$429,214

Ratios to average net assets:[4]
Net investment loss	(0.79)%	(0.89)%	(0.62)%	(0.70)%	(0.95)%	(0.64)%
Total expenses[5]	2.03%	2.07%	2.24%	1.91%	1.84%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.02%	2.04%	2.08%	1.91%	1.84%	1.92%

Portfolio turnover rate	44%	71%	99%	94%	115%	136%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	2.03%
Year Ended October 29, 2010	2.07%
Year Ended October 31, 2009	2.25%
Year Ended October 31, 2008	1.91%
Year Ended October 31, 2007	1.84%
Year Ended October 31, 2006	1.92%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class N	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$28.44	$23.58	$19.31	$41.75	$36.24	$32.58

Income (loss) from investment operations:
Net investment loss[2]	(.05)	(.10)	(.02)	(.09)	(.22)	(.08)
Net realized and unrealized gain (loss)	5.69	4.96	4.30	(18.64)	7.79	5.61

Total from investment operations	5.64	4.86	4.28	(18.73)	7.57	5.53

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$34.08	$28.44	$23.58	$19.31	$41.75	$36.24

Total Return, at Net Asset Value[3]	19.83%	20.61%	22.19%	(49.10)%	21.71%	17.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$235,139	$224,132	$218,401	$187,639	$397,075	$229,340

Average net assets (in thousands)	$231,538	$227,923	$192,372	$320,483	$325,526	$171,305

Ratios to average net assets:[4]
Net investment loss	(0.30)%	(0.38)%	(0.09)%	(0.29)%	(0.55)%	(0.22)%
Total expenses[5]	1.56%	1.62%	1.86%	1.56%	1.45%	1.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.54%	1.52%	1.54%	1.50%	1.45%	1.50%

Portfolio turnover rate	44%	71%	99%	94%	115%	136%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.56%
Year Ended October 29, 2010	1.62%
Year Ended October 31, 2009	1.87%
Year Ended October 31, 2008	1.56%
Year Ended October 31, 2007	1.45%
Year Ended October 31, 2006	1.50%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 29, 2011[1]	Year Ended October 31,
Class Y	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$30.08	$24.79	$20.18	$43.17	$37.14	$33.08

Income (loss) from investment operations:
Net investment income[2]	.04	.06	.12	.14	.07	.26
Net realized and unrealized gain (loss)	6.03	5.23	4.50	(19.42)	8.02	5.67

Total from investment operations	6.07	5.29	4.62	(19.28)	8.09	5.93

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	(3.71)	(2.06)	(1.87)
Tax return of capital distribution	—	—	(.01)	—	—	—

Total dividends and/or distributions to shareholders	—	—	(.01)	(3.71)	(2.06)	(1.87)

Net asset value, end of period	$36.15	$30.08	$24.79	$20.18	$43.17	$37.14

Total Return, at Net Asset Value[3]	20.18%	21.34%	22.91%	(48.73)%	22.63%	18.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,745	$101,045	$76,153	$72,540	$93,996	$35,638

Average net assets (in thousands)	$105,844	$120,886	$76,732	$93,084	$63,467	$12,164

Ratios to average net assets:[4]
Net investment income	0.23%	0.21%	0.57%	0.43%	0.18%	0.76%
Total expenses[5]	1.01%	0.91%	0.93%	0.76%	0.72%	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	0.90%	0.92%	0.76%	0.72%	0.68%

Portfolio turnover rate	44%	71%	99%	94%	115%	136%

1.	April 29, 2011 and October 29, 2010 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 29, 2011	1.01%
Year Ended October 29, 2010	0.91%
Year Ended October 31, 2009	0.94%
Year Ended October 31, 2008	0.76%
Year Ended October 31, 2007	0.72%
Year Ended October 31, 2006	0.68%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Small- & Mid- Cap Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that Class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual and Annual Periods. Since April 29, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
     Since October 29, 2010 represented the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The
27 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for
28 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific Class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 29, 2010, the Fund utilized $209,194,342 of capital loss carryforward to offset capital gains realized in that fiscal year. As of October 29, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring
2016	$250,920,980
2017	838,971,037

Total	$1,089,892,017

29 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of April 29, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $758,937,772 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 29, 2011, it is estimated that the Fund will utilize $330,954,245 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,038,875,639

Gross unrealized appreciation	$531,072,572
Gross unrealized depreciation	(17,730,161)

Net unrealized appreciation	$513,342,411

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
30 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

April 29, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$8,700
Payments Made to Retired Trustees	51,589
Accumulated Liability as of April 29, 2011	510,243
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
31 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	5,004,384	$161,711,897	9,661,089	$261,627,891
Redeemed	(10,160,461)	(327,394,523)	(22,132,365)	(599,974,048)

Net decrease	(5,156,077)	$(165,682,626)	(12,471,276)	$(338,346,157)

Class B
Sold	309,628	$8,587,558	611,249	$14,348,577
Redeemed	(957,805)	(26,575,323)	(2,144,756)	(49,893,089)

Net decrease	(648,177)	$(17,987,765)	(1,533,507)	$(35,544,512)

Class C
Sold	958,075	$26,774,458	2,046,959	$48,009,904
Redeemed	(1,851,127)	(51,562,709)	(4,132,081)	(96,412,254)

Net decrease	(893,052)	$(24,788,251)	(2,085,122)	$(48,402,350)

Class N
Sold	873,376	$27,221,948	2,294,777	$60,041,213
Redeemed	(1,855,374)	(57,930,959)	(3,675,740)	(96,032,929)

Net decrease	(981,998)	$(30,709,011)	(1,380,963)	$(35,991,716)

32 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months Ended April 29, 2011		Year Ended October 29, 2010
	Shares	Amount	Shares	Amount

Class Y
Sold	598,902	$20,321,215	4,182,885	$113,698,440
Redeemed	(838,828)	(27,964,280)	(3,895,357)	(107,133,037)

Net increase (decrease)	(239,926)	$(7,643,065)	287,528	$6,565,403

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 29, 2011, were as follows:

	Purchases	Sales

Investment securities	$1,015,750,058	$1,323,265,927
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $400 million	0.80%
Next $400 million	0.75
Next $1.2 billion	0.60
Next $4.0 billion	0.58
Over $6.0 billion	0.56
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 29, 2011, the Fund paid $3,966,448 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other
33 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class C	$8,597,376
Class N	4,494,012
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 29, 2011	$196,787	$23,584	$112,173	$12,116	$4,619
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 29, 2011, the Manager waived fees and/or reimbursed the Fund $55,297 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
34 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

During the six months ended April 29, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$5,595
Class B	105,225
Class C	8,646
Class N	17,491
Class Y	1,058
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to Stipulations and Agreements of Settlement in cases involving two funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those settlements are subject to the final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. Those settlements do not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among
35 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Pending Litigation Continued
others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to the approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     In March 2010, what is claimed to be a derivative action on behalf of the Trust was filed in federal district court against the Distributor and several of the Trust’s current and retired Trustees. The suit alleges that asset-based payments made under the Fund’s 12b-1 Plans or by the Distributor to broker dealers with respect to shares of the Trust (including shares of the Fund) held in accounts of the broker-dealers for their customers are impermissible. The plaintiffs seek termination of such payments, restitution and unspecified damages from the Trust’s Trustees, other equitable relief and an award of attorneys’ fees and litigation expenses. On June 6, 2011, the court granted defendant’s motion to dismiss the suit.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
36 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
37 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND
A Series of Oppenheimer Quest For Value Fund, Inc.

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
John Damian, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
38 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
39 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
40 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Item 2.	Code of Ethics.
Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.	Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/10/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	06/10/2011